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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 7 of its series, Florida High Income Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund and the Virginia Municipal Bond Fund, for the year ended 08/31/04. These 7 series have a 08/31 fiscal year end.

Date of reporting period: 08/31/04

Item 1 - Reports to Stockholders.

Evergreen

FLORIDA HIGH INCOME MUNICIPAL BOND FUND

Annual Report
as of August 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Florida High Income Municipal Bond Fund, which covers the twelve month period ended August 31, 2004.

As we entered the investment period at the end of the summer of 2003, our municipal bond portfolio teams had to prepare for a variety of challenges and catalysts. Challenges included the changes in tax laws and the improving economy, while catalysts involved were geopolitical uncertainties, an accommodative stance from the Federal Reserve (Fed), and the ever-present desire for capital preservation. Considering these alternating issues of risk and reward, we continued to provide diversified strategies within our fixed income portfolios.

The period began last year with the financial markets focused on the war in Iraq. This uncertainty had led to higher demand for bonds, particularly within the Treasury market, as many investors sought solace in a flight to quality.

Performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy had set the stage for a summer of volatility unmatched in recent history. With the Federal Reserve expressing concerns about deflation, while alternatively forecasting economic growth in excess of four percent, the confused bond market swung violently throughout the summer of 2004.

It was our strong opinion, though, that the Fed would not be as aggressive in the anticipated tightening cycle as the market apparently feared. As a result, our portfolio managers adopted moderately defensive positions,

1

LETTER TO SHAREHOLDERS continued

which benefited from the Fed's famous pronouncement last autumn of "policy accommodation for a considerable period." The markets began to stabilize, providing a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, municipal bonds also experienced heightened volatility related to the changes in the tax laws, which were initially perceived as a potential threat. After careful consideration, though, we became increasingly confident that capital preservation would remain a primary, if not dominant, theme for the future demand of municipal securities. Another issue confronting the municipal market was the poor financial condition of many states and local governments. Yet many of our portfolios were positioned for economic recovery and as tax receipts climbed, the financial conditions of many of these entities improved.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from "policy accommodation for a considerable period" to one of being "measured" in its approach to remove this monetary stimulus. During the first half of 2004, though, these attempts at clarity caused volatility throughout the fixed income markets, which feared a repeat of the experiences in 1994. Given the level of interest rates, inflation, the dollar, and global economic growth, we believed these concerns were overblown. Indeed, due to the Fed's attempts to improve clarity, yields had begun to discount Fed activity, unlike the period ten years ago when the bond market was caught off guard by the extent of Fed tightening. Once the Fed began to tighten, in late June, it appeared to us that the market had already sufficiently priced-in a gradual process of higher interest rates. Moreover, it was our strong opinion that any action taken by the Fed in the coming months would be an attempt to re-normalize rates from their previous hyper-stimulative levels. We did not foresee a credit tightening cycle designed to discourage economic growth. Instead, we looked for the Fed to become less stimulative, rather than more restrictive, in its monetary policy directives.

2

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

Richard K. Marrone

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

Average annual return*

1-year with sales charge	0.85%	0.17%	4.17%	N/A

1-year w/o sales charge	5.91%	5.17%	5.17%	6.23%

5-year	3.33%	3.24%	3.57%	4.61%

10-year	5.10%	4.90%	5.11%	5.86%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida High Income Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.91% for the twelve-month period ended August 31, 2004, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.11% ..

The municipal bond market, including lower-rated securities, showed greater stability than the overall fixed-income market during the twelve-months ended August 31, 2004. This period was marked by considerable volatility in interest rates and prices, influenced by changing evidence about economic growth and the level of new-job creation. Overall, interest rates of securities with longer maturities tended to move lower, resulting in higher bond prices. However, securities with a shorter-maturity tended to see their yields rise and their prices decline somewhat. This occurred as the bond market anticipated the Federal Reserve Board would continue to raise short-term interest rates to contain any potential threats of inflation.

The fund is managed with an emphasis on price stability and yield, rather than total return. As a result, the fund did not participate in certain areas of the market thatsaw price appreciation. For example, securities in the longer term maturity range saw prices rise, while the fund maintained its focus on the short to intermediate range maturities. The management team continued to rely strongly on independent research to verify the credit-worthiness of issuers. Managers considered this to be critically important because of the issuance of a relatively large number of new bond issues as a result of the low rates being offered in the market. Early in the fiscal year, management did find attractive high-yield bonds with coupon rates between 6.00% and 6.25%, and subsequently invested in them with the proceeds from the sale of investment-grade securities. This helped to raise the overall yield of the fund's portfolio.

During the year, the average credit quality of the fund's holdings remained in the range of BBB- to BB+. The fund's exposure to bonds subject to the alternative minimum tax was lowered during the fiscal year.

These steps had a favorable impact on performance in keeping the fund's net asset value stable while paying a competitive yield to shareholders.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	(3/1/2004)	(8/31/2004)	Period*

Actual
Class A	$1,000.00	$1,011.70	$5.01
Class B	$1,000.00	$1,008.15	$8.53
Class C	$1,000.00	$1,008.15	$8.53
Class I	$1,000.00	$1,013.23	$3.49
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.16	$5.03
Class B	$1,000.00	$1,016.64	$8.57
Class C	$1,000.00	$1,016.64	$8.57
Class I	$1,000.00	$1,021.67	$3.51

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.96	$ 10.25	$ 10.45	$ 10.24	$ 10.68

Income from investment operations
Net investment income	0.51	0.53	0.58	0.60	0.59
Net realized and unrealized gains or losses on securities	0.07	(0.29)	(0.20)	0.21	(0.44)

Total from investment operations	0.58	0.24	0.38	0.81	0.15

Distributions to shareholders from
Net investment income	(0.51)	(0.53)	(0.58)	(0.60)	(0.59)

Net asset value, end of period	$ 10.03	$ 9.96	$ 10.25	$ 10.45	$ 10.24

Total return [1]	5.91%	2.42%	3.77%	8.13%	1.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$179,971	$186,685	$196,678	$212,631	$212,410
Ratios to average net assets
Expenses [2]	1.01%	0.99%	0.88%	0.87%	0.87%
Net investment income	5.05%	5.27%	5.63%	5.77%	5.73%
Portfolio turnover rate	31%	26%	26%	17%	39%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.96	$ 10.25	$ 10.45	$ 10.24	$ 10.68

Income from investment operations
Net investment income	0.44	0.46	0.50	0.52	0.51
Net realized and unrealized gains or losses on securities	0.07	(0.29)	(0.20)	0.21	(0.44)

Total from investment operations	0.51	0.17	0.30	0.73	0.07

Distributions to shareholders from
Net investment income	(0.44)	(0.46)	(0.50)	(0.52)	(0.51)

Net asset value, end of period	$ 10.03	$ 9.96	$ 10.25	$ 10.45	$ 10.24

Total return [1]	5.17%	1.67%	2.99%	7.32%	0.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$97,754	$125,469	$135,832	$125,951	$115,352
Ratios to average net assets
Expenses [2]	1.71%	1.72%	1.63%	1.63%	1.62%
Net investment income	4.35%	4.54%	4.87%	5.02%	4.99%
Portfolio turnover rate	31%	26%	26%	17%	39%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.96	$ 10.25	$ 10.45	$ 10.24	$10.68

Income from investment operations
Net investment income	0.44	0.46	0.50	0.52	0.51
Net realized and unrealized gains or losses on securities	0.07	(0.29)	(0.20)	0.21	(0.44)

Total from investment operations	0.51	0.17	0.30	0.73	0.07

Distributions to shareholders from
Net investment income	(0.44)	(0.46)	(0.50)	(0.52)	(0.51)

Net asset value, end of period	$ 10.03	$ 9.96	$ 10.25	$ 10.45	$10.24

Total return [1]	5.17%	1.67%	2.99%	7.32%	0.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,533	$19,729	$22,650	$13,516	$9,310
Ratios to average net assets
Expenses [2]	1.71%	1.72%	1.63%	1.62%	1.62%
Net investment income	4.35%	4.54%	4.85%	4.99%	4.98%
Portfolio turnover rate	31%	26%	26%	17%	39%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.96	$ 10.25	$ 10.45	$ 10.24	$ 10.68

Income from investment operations
Net investment income	0.54	0.56	0.61	0.62	0.62
Net realized and unrealized gains or losses on securities	0.07	(0.29)	(0.20)	0.21	(0.44)

Total from investment operations	0.61	0.27	0.41	0.83	0.18

Distributions to shareholders from
Net investment income	(0.54)	(0.56)	(0.61)	(0.62)	(0.62)

Net asset value, end of period	$ 10.03	$ 9.96	$ 10.25	$ 10.45	$ 10.24

Total return	6.23%	2.69%	4.03%	8.40%	1.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$87,440	$81,057	$91,535	$89,505	$66,120
Ratios to average net assets
Expenses [2]	0.71%	0.72%	0.63%	0.63%	0.62%
Net investment income	5.35%	5.54%	5.87%	6.02%	6.01%
Portfolio turnover rate	31%	26%	26%	17%	39%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.4%
AIRPORT 0.3%
Okaloosa Cnty., FL Arpt. RB, 5.50%, 10/01/2023	$ 1,000,000	$1,028,010

COMMUNITY DEVELOPMENT DISTRICT 25.3%
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	153,000	153,275
6.30%, 05/01/2019	420,000	430,004
7.60%, 05/01/2018	625,000	645,588
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	774,000	777,638
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	1,480,000	1,529,787
Ser. A, 7.50%, 05/01/2019	1,558,000	1,591,560
Ser. B, 6.00%, 05/01/2006	1,050,000	1,051,375
Ser. B, 6.75%, 05/01/2007	1,560,000	1,564,696
Championsgate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,725,000	2,666,222
Ser. B, 5.70%, 05/01/2005	2,345,000	2,343,241
Covington Park, FL CDD RB:
7.00%, 05/01/2031	3,865,000	4,015,658
Ser. A, 6.25%, 05/01/2034	1,000,000	1,019,390
Ser. B, 5.30%, 11/01/2009	2,800,000	2,824,948
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	2,000,000	2,134,300
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,175,000	1,200,732
Fiddler's Creek CDD RB:
Ser. A, 6.00%, 05/01/2016	1,715,000	1,742,611
Ser. A, 6.375%, 05/01/2035	1,285,000	1,320,556
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	830,000	837,221
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,599,450
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	3,195,000	3,239,091
Heritage Isles, FL CDD Spl. Assmt. RB:
Ser. A, 5.75%, 05/01/2005	575,000	574,948
Ser. B, 6.00%, 05/01/2020	2,300,000	2,301,955
Heritage Oak Park, FL CDD Spl. Assmt. RB:
Ser. A, 6.50%, 05/01/2020	2,655,000	2,693,497
Ser. B, 6.00%, 05/01/2005	620,000	620,118
Heritage Pines, FL CDD Capital Impt. RB:
Ser. A, 6.10%, 05/01/2020	2,405,000	2,411,782
Ser. B, 5.50%, 05/01/2005	1,435,000	1,433,579
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,171,880
Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit GO, Sub. Ser. B, 8.25%, 05/01/2011	2,500,000	2,758,850
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,100,000	3,121,421
Journey's End, FL CDD Spl. Assmt. RB, 7.00%, 05/01/2031	2,290,000	2,428,339
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	2,005,000	2,053,461
Lakeside Plantation, FL CDD RB:
Ser. B, 6.625%, 05/01/2006	231,801	232,207
Ser. B, 6.95%, 05/01/2031	1,676,463	1,682,683
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	890,000	897,405

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Marshall Creek, FL CDD Spl. Assmt.:
6.625%, 05/01/2032	$ 2,960,000	$3,087,280
Ser. A, 7.65%, 05/01/2032	1,965,000	2,149,435
Ser. B, 6.75%, 05/01/2007	175,000	176,120
Meadow Pointe II, FL CDD Capital Impt. RB, 7.75%, 05/01/2018	25,000	25,251
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	2,845,000	3,023,723
Midtown Miami, FL CDD Spl. Assmt. RB, Parking Garage Proj.,
Ser. A, 6.25%, 05/01/2037	5,000,000	5,112,250
Northwood, FL CDD RB, 7.60%, 05/01/2017	1,195,000	1,211,264
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	490,000	520,238
Ser. A, 6.125%, 05/01/2035	1,000,000	1,001,840
Ser. B, 5.125%, 05/01/2009	1,000,000	1,005,360
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,880,000	5,161,527
Quantum, FL CDD Spl. Assmt. RB, 7.75%, 03/01/2014	765,000	780,300
Remington, FL CDD RB, 6.95%, 05/01/2009	1,565,000	1,506,891
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	2,020,000	1,983,721
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,295,000	1,338,098
7.50%, 05/01/2017	1,400,000	1,416,562
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	3,105,000	3,202,062
World Commerce, FL CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	2,000,000	2,024,900
Ser. A-2, 6.125%, 05/01/2035	1,000,000	1,012,000

		96,808,290

CONTINUING CARE RETIREMENT COMMUNITY 17.6%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.50%, 11/15/2012	1,875,000	1,935,094
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch,
8.00%, 06/01/2032	3,000,000	3,076,680
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living,
Ser. A, 7.00%, 07/01/2029	3,360,000	3,244,719
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,303,700
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	790,000	795,664
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,395,066
Homestead, FL IDA RB, Cmnty. Rehabilitation Providers Program,
Ser. A, 7.95%, 11/01/2018	3,115,000	3,136,431
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A, 6.25%, 10/01/2017	3,290,000	3,331,553
Ser. A, 6.375%, 10/01/2025	6,575,000	6,536,865
Ser. B, 5.875%, 10/01/2027	1,155,000	1,155,889
Shell Point Vlg. Proj.:
Ser. A, 5.50%, 11/15/2029	2,200,000	2,107,314
Ser. A, 5.75%, 11/15/2011	1,015,000	1,088,161

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	$ 430,000	$435,749
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran Tower:
8.40%, 07/01/2014	395,000	414,884
8.75%, 07/01/2026	370,000	379,983
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,118
JFK Med. Ctr., Inc. Proj., 5.10%, 10/01/2005	920,000	921,932
Waterford Proj.:
5.20%, 10/01/2006	965,000	966,640
5.30%, 10/01/2007	990,000	991,386
5.50%, 10/01/2015	6,500,000	6,500,845
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home,
8.00%, 10/01/2008	960,000	798,739
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,000,000	1,001,730
St. John's Cnty., FL IDA RB:
Glenmoor St. John's Proj.:
Ser. A, 8.00%, 01/01/2020	5,000,000	4,874,550
Ser. A, 8.00%, 01/01/2023	4,500,000	4,336,380
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	5,000,000	5,001,350
Vicars Landing Proj., Ser. A, 6.75%, 02/15/2012	2,510,000	2,563,363
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,279,040

		67,325,825

EDUCATION 3.1%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ.,
5.50%, 04/01/2024	1,000,000	1,030,740
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,432,602
Clearwater Christian College, 8.00%, 02/01/2011	2,315,000	2,511,567
Eckerd College, 7.75%, 07/01/2014	550,000	550,819
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
Ser. A, 5.75%, 10/15/2029	3,180,000	3,171,382
Ser. A, 6.125%, 10/15/2016	1,025,000	1,072,263

		11,769,373

HOSPITAL 16.0%
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,377,050
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%, 11/15/2029	5,000,000	5,300,300
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	2,000,000	1,990,080
Ser. B, 5.25%, 10/01/2028	5,000,000	4,920,550
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth.,
Ser. A, 7.00%, 10/01/2029	3,865,000	3,672,677
Leesburg, FL Hosp. RRB, Leesburg Regl. Med. Ctr. Proj., Ser. A, 5.60%, 07/01/2008	4,105,000	4,333,238
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,619,140
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	1,040,000	1,056,973

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016,
(LOC: Allied Irish Bank plc)	$ 1,500,000	$1,679,835
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,626,860
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp.,
Ser. B, 5.50%, 07/01/2028	5,870,000	6,474,082
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group:
5.25%, 11/15/2033	4,900,000	4,979,723
5.75%, 11/15/2033	3,000,000	3,167,670
St. John's Cnty., FL IDA RB, Bayview Proj.:
Ser. A, 7.00%, 10/01/2012	1,125,000	1,132,020
Ser. A, 7.10%, 10/01/2026	2,500,000	2,495,375
Stillwater, OK Med. Ctr. Auth. Hosp. RB, Ser. B, 6.50%, 05/15/2019	1,750,000	1,842,610
Tampa, FL Hosp. RB, H. Lee Moffitt, Ser. A, 5.75%, 07/01/2019	1,500,000	1,574,625
West Orange Healthcare Dist. of FL RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,073,110

		61,315,918

HOUSING 13.0%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 07/01/2016	750,000	810,427
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	715,000	728,328
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	4,820,000	4,989,712
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	2,350,000	2,432,908
Florida HFA RB:
St. Cloud Vlg. Proj.:
Ser. D, 5.95%, 02/01/2030	4,905,000	5,074,419
Ser. E, 8.00%, 02/01/2030	1,395,000	1,319,907
Sunset Place Proj., Ser. K-3, 6.50%, 10/01/2029	1,145,000	933,988
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,538,100
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.38%, 07/01/2040	4,000,000	3,869,720
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A, 4.20%, 09/01/2022	385,000	401,432
Ser. A, 5.70%, 09/01/2033	820,000	842,099
Ser. A, 7.20%, 03/01/2027	360,000	377,294
Ser. A, Sub. Ser. 2, 6.85%, 03/01/2029	935,000	939,862
Leon Cnty., FL Edl. Facs. Auth. RB, Student Hsg., Ser. A, 8.25%, 05/01/2014	2,080,000	2,129,275
Manatee Cnty., FL HFA MHRB, 7.45%, 05/01/2027	565,000	597,278
Manatee Cnty., FL HFA SFHRB, 6.875%, 11/01/2026	525,000	528,418
Orange Cnty., FL HFA MHRB:
Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,557,740
Palm West Apts. Proj., Ser. B, 6.50%, 03/01/2034	2,900,000	2,320,783
Palms at Brentwood, Ser. K, 6.50%, 12/01/2034 (h)	14,530,000	12,205,200
Orange Cnty., FL HFA RB, Ser. B, 5.40%, 09/01/2032	2,950,000	3,149,243
Orange Cnty., FL HFA SFHRB, Ser. B, 6.85%, 10/01/2027, (Insd. by
GNMA & FNMA)	600,000	612,600
Palm Beach Cnty., FL HFA SFHRB, Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	245,000	253,857
Pinellas Cnty., FL HFA MHRB, Multi-Cnty. Proj., Ser. A, 5.35%, 09/01/2024	735,000	761,056
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B-1, 6.10%, 09/01/2026	405,000	425,064

		49,798,710

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 7.8%
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	$ 2,995,000	$3,054,870
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
6.40%, 09/01/2030	4,200,000	4,357,710
6.90%, 08/01/2022	5,125,000	5,243,029
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.:
Ser. A, 6.50%, 07/01/2029	3,000,000	2,486,700
Ser. A, 6.75%, 07/01/2029	2,410,000	2,061,610
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj.,
Ser. A, 7.50%, 09/01/2015	3,975,000	4,073,660
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Ser. A, 7.00%, 05/01/2019	300,000	313,602
Heron Bay Proj., 7.00%, 05/01/2019	1,687,000	1,762,105
Ocean Hwy. & Port Auth., FL PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	2,605,000	2,707,715
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	1,840,000	1,856,192
St. John's Cnty., FL IDRRB, Vicars Landing Proj., Ser. B, 5.125%, 02/15/2017	2,000,000	2,003,140

		29,920,333

MISCELLANEOUS REVENUE 2.0%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention:
Ser. B, 6.25%, 12/01/2016	1,000,000	1,063,720
Ser. B, 6.35%, 12/01/2022	500,000	528,785
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj.:
Ser. A, 5.50%, 05/01/2010	1,000,000	1,008,680
Ser. A, 5.80%, 05/01/2026	5,000,000	5,011,500

		7,612,685

PORT AUTHORITY 0.6%
Jacksonville, FL Port Auth. RB, 5.70%, 11/01/2030	2,000,000	2,184,869

PUBLIC FACILITIES 4.1%
Heritage Harbor, FL RB, 7.75%, 05/01/2023	720,000	672,948
Heritage Isles, FL CDD Recreational RB, Ser. A, 7.10%, 10/01/2023	4,000,000	3,496,320
Puerto Rico Pub. Fin. Corp. RB, Cmnwlth. Appropriation, Ser. E, 5.75%,
08/01/2030	3,500,000	3,812,935
Stoneybrook, FL CDD, Golf Course RB, 7.00%, 10/01/2022	8,395,000	7,810,288

		15,792,491

TOBACCO REVENUE 1.5%
Tobacco Settlement Fin. Corp. of New York RB, 8.97%, 12/01/2007	5,000,000	5,868,100

TRANSPORTATION 0.8%
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj.,
7.375%, 01/01/2040	3,000,000	2,933,280

UTILITY 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,470,000	1,539,664
7.375%, 10/01/2019	980,000	1,000,962

		2,540,626

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.7%
Jacksonville Elec. Auth. Wtr. & Swr. Sys. RB, Ser. A, 5.50%, 10/01/2041	$ 8,180,000	$8,641,679
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,052,983
Unit Dev. No. 9-A, 7.20%, 08/01/2016	2,500,000	2,793,350
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,037,780
6.00%, 08/01/2029	2,600,000	2,642,458
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,431,857
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,374,162
Seminole, FL Wtr. Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,700,000	1,768,799

		21,743,068

Total Municipal Obligations (cost $371,591,046)		376,641,578

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund ø (cost $382,167)	382,167	382,167

Total Investments (cost $371,973,213) 98.5%		377,023,745
Other Assets and Liabilities 1.5%		5,674,472

Net Assets 100.0%		$382,698,217

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority	IDRRB	Industrial Development Refunding Revenue Bond
CDD	Community Development District	LOC	Letter of Credit
FNMA	Federal National Mortgage Association	MHRB	Multifamily Housing Revenue Bond
GNMA	Government National Mortgage Association	PCRB	Pollution Control Revenue Bond
GO	General Obligation	RB	Revenue Bond
HFA	Housing Finance Authority	RHA	Residential Housing Association
IDA	Industrial Development Authority	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2004

The following table shows the percent of total investments by geographic location as of August 31, 2004:

Florida	90.2%
Georgia	2.3%
Maryland	1.8%
New York	1.6%
Puerto Rico	1.0%
Nevada	0.8%
Virginia	0.8%
Oklahoma	0.5%
Non-state specific	1.0%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of August 31, 2004 (unaudited):

AAA	11.2%
AA	4.5%
A	10.2%
BBB	13.3%
BB	0.2%
NR	60.6%

100.0%

The following table shows the percent of total investments by maturity breakdown as of August 31, 2004 (unaudited):

Less than 1 year	2.4%
1 to 3 year(s)	4.7%
3 to 5 years	3.1%
5 to 10 years	7.0%
10 to 20 years	27.3%
20 to 30 years	45.7%
Greater than 30 years	9.8%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

Assets
Identified cost of securities, at value (cost $371,973,213)	$377,023,745
Receivable for Fund shares sold	324,761
Interest receivable	7,097,741
Prepaid expenses and other assets	41,541

Total assets	384,487,788

Liabilities
Dividends payable	1,035,614
Payable for Fund shares redeemed	680,461
Advisory fee payable	4,905
Distribution Plan expenses payable	4,614
Due to other related parties	2,711
Accrued expenses and other liabilities	61,266

Total liabilities	1,789,571

Net assets	$382,698,217

Net assets represented by
Paid-in capital	$421,320,722
Overdistributed net investment income	(156,751)
Accumulated net realized losses on securities	(43,516,286)
Net unrealized gains on securities	5,050,532

Total net assets	$382,698,217

Net assets consists of
Class A	$179,971,378
Class B	97,754,261
Class C	17,532,594
Class I	87,439,984

Total net assets	$382,698,217

Shares outstanding
Class A	17,941,722
Class B	9,745,389
Class C	1,747,832
Class I	8,717,098

Net asset value per share
Class A	$10.03
Class A - Offering price (based on sales charge of 4.75%)	$10.53
Class B	$10.03
Class C	$10.03
Class I	$10.03

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2004

Investment income
Interest	$24,405,494

Expenses
Advisory fee	2,012,965
Distribution Plan expenses
Class A	558,173
Class B	1,123,206
Class C	188,830
Administrative services fee	402,443
Transfer agent fees	206,973
Trustees' fees and expenses	6,587
Printing and postage expenses	27,834
Custodian and accounting fees	118,564
Registration and filing fees	42,961
Professional fees	26,311
Other	25,415

Total expenses	4,740,262
Less: Expense reductions	(1,618)
Expense reimbursements	(6,498)

Net expenses	4,732,146

Net investment income	19,673,348

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(4,656,984)
Net change in unrealized gains or losses on securities	7,507,669

Net realized and unrealized gains or losses on securities	2,850,685

Net increase in net assets resulting from operations	$22,524,033

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2004		2003

Operations
Net investment income		$ 19,673,348		$ 21,933,552
Net realized losses on securities		(4,656,984)		(8,057,939)
Net change in unrealized
gains or losses on securities		7,507,669		(4,589,238)

Net increase in net assets resulting
from operations		22,524,033		9,286,375

Distributions to shareholders from
Net investment income
Class A		(9,402,908)		(10,196,609)
Class B		(4,884,029)		(6,031,201)
Class C		(821,645)		(1,074,135)
Class I		(4,576,309)		(4,595,949)

Total distributions to shareholders		(19,684,891)		(21,897,894)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,094,448	20,972,468	3,560,815	36,166,130
Class B	705,698	7,067,114	1,854,806	18,854,598
Class C	427,556	4,291,916	775,115	7,878,886
Class I	3,005,762	30,103,392	1,747,524	17,747,408

		62,434,890		80,647,022

Net asset value of shares issued in
reinvestment of distributions
Class A	375,016	3,755,834	373,026	3,779,931
Class B	221,586	2,219,667	276,266	2,799,612
Class C	31,249	313,029	41,321	418,812
Class I	21,321	213,592	5,503	55,652

		6,502,122		7,054,007

Automatic conversion of Class B shares
to Class A shares
Class A	1,119,159	11,206,380	607,146	6,163,866
Class B	(1,119,159)	(11,206,380)	(607,146)	(6,163,866)

		0		0

Payment for shares redeemed
Class A	(4,389,359)	(43,975,498)	(4,986,112)	(50,411,153)
Class B	(2,658,650)	(26,605,202)	(2,179,077)	(22,052,689)
Class C	(691,587)	(6,912,172)	(1,045,429)	(10,557,308)
Class I	(2,447,732)	(24,524,360)	(2,545,012)	(25,823,421)

		(102,017,232)		(108,844,571)

Net decrease in net assets resulting from
capital share transactions		(33,080,220)		(21,143,542)

Total decrease in net assets		(30,241,078)		(33,755,061)
Net assets
Beginning of period		412,939,295		446,694,356

End of period		$ 382,698,217		$ 412,939,295

Overdistributed net investment income		$ (156,751)		$ (182,456)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida High Income Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily

21

NOTES TO FINANCIAL STATEMENTS continued

and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $6,498.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

22

NOTES TO FINANCIAL STATEMENTS continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

For the year ended August 31, 2004, EIS received $5,853 from the sale of Class A shares and $83,608 and $3,479 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $121,158,161 and $147,857,109, respectively, for the year ended August 31, 2004.

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $371,973,213. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,652,917 and $6,602,385, respectively, with a net unrealized appreciation of $5,050,532.

As of August 31, 2004, the Fund had $42,008,465 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$4,365,480	$18,590,266	$2,069,696	$13,129,353	$3,853,670

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2004, the Fund incurred and will elect to defer post-October capital losses of $1,507,821.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2004, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryover
Exempt-Interest	Unrealized	and
Income	Appreciation	Post-October Loss

$156,751	$5,050,532	$43,516,286

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2004	2003

Ordinary Income	$99,381	$73,903
Exempt-Interest Income	19,585,510	21,823,991

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund. In addition, the Fund holds certain unrated bonds where the Fund is the only holder of the issue, which may increase the risks associated with this Fund.

24

NOTES TO FINANCIAL STATEMENTS continued

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

25

NOTES TO FINANCIAL STATEMENTS continued

Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida High Income Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida High Income Municipal Bond Fund, as of August 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 8, 2004

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.50% ..

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567740 rv1 10/2004

Evergreen

FLORIDA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Florida Municipal Bond Fund, which covers the twelve-month period ended August 31, 2004.

As we entered the investment period at the end of the summer of 2003, our municipal bond portfolio teams had to prepare for a variety of challenges and catalysts. Challenges included the changes in tax laws and the improving economy, while catalysts involved were geopolitical uncertainties, an accommodative stance from the Federal Reserve (Fed), and the ever-present desire for capital preservation. Considering these alternating issues of risk and reward, we continued to provide diversified strategies within our fixed income portfolios.

The period began last year with the financial markets focused on the war in Iraq. This uncertainty had led to higher demand for bonds, particularly within the Treasury market, as many investors sought solace in a flight to quality. Performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy had set the stage for a summer of volatility unmatched in recent history. With the Federal Reserve expressing concerns about deflation, while alternatively forecasting economic growth in excess of four percent, the confused bond market swung violently throughout the summer of 2004.

It was our strong opinion, though, that the Fed would not be as aggressive in the anticipated tightening cycle as the market apparently feared. As a result, our portfolio managers adopted moderately defensive positions, which benefited from the Fed's

1

LETTER TO SHAREHOLDERS continued

famous pronouncement last autumn of "policy accommodation for a considerable period." The markets began to stabilize, providing a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, municipal bonds also experienced heightened volatility related to the changes in the tax laws, which were initially perceived as a potential threat. After careful consideration, though, we became increasingly confident that capital preservation would remain a primary, if not dominant, theme for the future demand of municipal securities. Another issue confronting the municipal market was the poor financial condition of many states and local governments. Yet many of our portfolios were positioned for economic recovery and as tax receipts climbed, the financial conditions of many of these entities improved.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from "policy accommodation for a considerable period" to one of being "measured" in its approach to remove this monetary stimulus. During the first half of 2004, though, these attempts at clarity caused volatility throughout the fixed income markets, which feared a repeat of the experiences in 1994. Given the level of interest rates, inflation, the dollar, and global economic growth, we believed these concerns were overblown. Indeed, due to the Fed's attempts to improve clarity, yields had begun to discount Fed activity, unlike the period ten years ago when the bond market was caught off guard by the extent of Fed tightening. Once the Fed began to tighten, in late June, it appeared to us that the market had already sufficiently priced-in a gradual process of higher interest rates. Moreover, it was our strong opinion that any action taken by the Fed in the coming months would be an attempt to re-normalize rates from their previous hyper-stimulative levels. We did not foresee a credit

2

LETTER TO SHAREHOLDERS continued

tightening cycle designed to discourage economic growth. Instead, we looked for the Fed to become less stimulative, rather than more restrictive, in its monetary policy directives.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

Richard K. Marrone

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/11/1988

	Class A	Class B	Class C	Class I
Class inception date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

Nasdaq symbol	EFMAX	EFMBX	EMBCX	EFMYX

Average annual return*

1-year with sales charge	0.18%	-0.60%	3.40%	N/A

1-year w/o sales charge	5.13%	4.40%	4.40%	5.45%

5-year	3.88%	3.69%	4.03%	5.08%

10-year	4.96%	4.63%	4.88%	5.59%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.13% for the twelve-month period ended August 31, 2004, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.11% ..

The municipal bond market showed greater stability than the overall fixed-income market during the twelve-months ended August 31, 2004. It was a period of considerable volatility in interest rates and prices, influenced by changing evidence pertaining to economic growth and the level of new job creation. Overall, interest rates of securities with longer maturities tended to move lower, resulting in higher bond prices. However, shorter-maturity securities such as those with maturities of between one and three years tended to see their yields rise and their prices decline somewhat. This occurred as the bond market anticipated that the Federal Reserve Board would continue to raise short-term interest rates to contain any potential threats of inflation.

The fund is managed with an emphasis on price stability and yield, rather than total return. In pursuing this strategy, managers began selling shorter-maturity securities that were the most vulnerable to interest-rate increases and bond-price losses after market interest rates hit their low points in March of 2004. Shorter-maturity securities were replaced with longer-maturity bonds, especially those with maturities of 17 years and longer, which were enjoying the best price performance. As a result, the fund did not participate in certain areas of the market that saw price appreciation. For example, securities in the longer-term maturity range saw prices rise, while the fund maintained its focus on the short to intermediate range maturities. As an additional measure, managers reduced positions in longer-maturity bonds that had relatively low yields. Greater emphasis was placed on more defensive bonds which were structured with higher yields. These offered more protection against the risk that interest rates would also begin to rise among longer-maturity bonds.

During the year, the fund's exposure to the risks of rising interest rates and declining bond prices was reduced as effective duration, a measure of interest-rate sensitivity, was lowered from 5.3 years to 4.9 years. Management continued to emphasize higher-quality securities, with average credit quality remaining in the range of AA to AA+. In addition, the fund's exposure to bonds subject to the alternative minimum tax (AMT) was lowered during the fiscal year.

These tactics had a favorable impact on performance in keeping the fund's net asset value stable while paying a competitive yield to shareholders.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class A	$1,000.00	$997.71	$4.52
Class B	$1,000.00	$994.20	$8.02
Class C	$1,000.00	$994.20	$8.02
Class I	$1,000.00	$999.22	$3.02
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.61	$4.57
Class B	$1,000.00	$1,017.09	$8.11
Class C	$1,000.00	$1,017.09	$8.11
Class I	$1,000.00	$1,022.12	$3.05

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.60% for Class B, 1.60% for Class C and 0.60% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.30	$ 9.48	$ 9.56	$ 9.24	$ 9.36

Income from investment operations
Net investment income	0.37	0.40	0.46	0.47	0.47
Net realized and unrealized gains or losses on securities	0.10	(0.18)	(0.08)	0.32	(0.09)

Total from investment operations	0.47	0.22	0.38	0.79	0.38

Distributions to shareholders from
Net investment income	(0.37)	(0.40)	(0.46)	(0.47)	(0.47)
Net realized gains	0	0	0	0	(0.03)

Total distributions to shareholders	(0.37)	(0.40)	(0.46)	(0.47)	(0.50)

Net asset value, end of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Total return [1]	5.13%	2.38%	4.12%	8.79%	4.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$112,438	$123,338	$132,375	$120,533	$114,159
Ratios to average net assets
Expenses [2]	0.90%	0.84%	0.58%	0.45%	0.42%
Net investment income	3.94%	4.25%	4.84%	5.03%	5.08%
Portfolio turnover rate	38%	41%	29%	18%	48%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.30	$ 9.48	$ 9.56	$ 9.24	$ 9.36

Income from investment operations
Net investment income	0.31	0.33	0.37	0.39	0.38
Net realized and unrealized gains or losses on securities	0.09	(0.18)	(0.08)	0.32	(0.09)

Total from investment operations	0.40	0.15	0.29	0.71	0.29

Distributions to shareholders from
Net investment income	(0.30)	(0.33)	(0.37)	(0.39)	(0.38)
Net realized gains	0	0	0	0	(0.03)

Total distributions to shareholders	(0.30)	(0.33)	(0.37)	(0.39)	(0.41)

Net asset value, end of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Total return [1]	4.40%	1.58%	3.19%	7.83%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,113	$29,601	$30,728	$39,746	$46,522
Ratios to average net assets
Expenses [2]	1.60%	1.61%	1.45%	1.34%	1.33%
Net investment income	3.24%	3.47%	4.01%	4.14%	4.17%
Portfolio turnover rate	38%	41%	29%	18%	48%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.30	$ 9.48	$ 9.56	$ 9.24	$ 9.36

Income from investment operations
Net investment income	0.30	0.33	0.38	0.39	0.38
Net realized and unrealized gains or losses on securities	0.10	(0.18)	(0.09)	0.32	(0.09)

Total from investment operations	0.40	0.15	0.29	0.71	0.29

Distributions to shareholders from
Net investment income	(0.30)	(0.33)	(0.37)	(0.39)	(0.38)
Net realized gains	0	0	0	0	(0.03)

Total distributions to shareholders	(0.30)	(0.33)	(0.37)	(0.39)	(0.41)

Net asset value, end of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Total return [1]	4.40%	1.58%	3.19%	7.83%	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,367	$11,513	$9,781	$6,839	$6,594
Ratios to average net assets
Expenses [2]	1.60%	1.61%	1.45%	1.34%	1.33%
Net investment income	3.23%	3.47%	4.16%	4.14%	4.17%
Portfolio turnover rate	38%	41%	29%	18%	48%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 9.30	$ 9.48	$ 9.56	$ 9.24	$ 9.36

Income from investment operations
Net investment income	0.40	0.43	0.47	0.48	0.47
Net realized and unrealized gains or losses on securities	0.10	(0.18)	(0.08)	0.32	(0.09)

Total from investment operations	0.50	0.25	0.39	0.80	0.38

Distributions to shareholders from
Net investment income	(0.40)	(0.43)	(0.47)	(0.48)	(0.47)
Net realized gains	0	0	0	0	(0.03)

Total distributions to shareholders	(0.40)	(0.43)	(0.47)	(0.48)	(0.50)

Net asset value, end of period	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Total return	5.45%	2.60%	4.23%	8.90%	4.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$282,395	$287,129	$281,258	$318,069	$364,159
Ratios to average net assets
Expenses [2]	0.60%	0.61%	0.45%	0.34%	0.33%
Net investment income	4.23%	4.48%	4.96%	5.14%	5.17%
Portfolio turnover rate	38%	41%	29%	18%	48%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 The ratio of expenses to net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 95.2%
AIRPORT 3.2%
Hillsborough Cnty., FL Aviation Auth. RRB, Tampa Intl. Arpt., Ser. A, 5.50%,
10/01/2008	$ 6,470,000	$6,877,934
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020,
(Insd. by FGIC)	4,095,000	4,566,457
Okaloosa Cnty., FL Arpt. RB, 6.00%, 10/01/2030	2,015,000	2,093,464

		13,537,855

COMMUNITY DEVELOPMENT DISTRICT 0.4%
Indian Trace Dev. Dist., FL RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,960,000	1,948,632

CONTINUING CARE RETIREMENT COMMUNITY 5.2%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay Springs Vlg., 7.375%,
11/15/2004	140,000	141,627
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj., 7.00%,
12/01/2019	500,000	515,945
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%,
07/01/2021	5,000,000	4,387,000
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj.:
Ser. A, 5.25%, 11/15/2004	1,150,000	1,157,142
Ser. A, 5.75%, 11/15/2014	1,535,000	1,604,750
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj.:
5.00%, 10/01/2004	850,000	852,202
5.10%, 10/01/2005	930,000	931,953
5.20%, 10/01/2006	975,000	976,657
5.30%, 10/01/2007	1,000,000	1,001,400
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,750,357
Polk Cnty., FL RB, Winter Haven Hosp., 6.25%, 09/01/2015, (Insd. by MBIA)	6,250,000	6,334,563
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%,
05/15/2010	1,800,000	1,803,114

		22,456,710

EDUCATION 8.3%
Broward Cnty., FL Edl. Facs. Auth. RB:
6.25%, 04/01/2013	2,955,000	3,426,382
6.25%, 04/01/2015	2,290,000	2,601,669
Nova Southeastern Univ.:
Ser. A, 5.25%, 04/01/2014, (Insd. by AMBAC)	600,000	674,856
Ser. A, 5.25%, 04/01/2015, (Insd. by AMBAC)	1,250,000	1,396,537
Ser. A, 5.25%, 04/01/2017, (Insd. by AMBAC)	1,200,000	1,329,480
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	10,000,000	11,269,600
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Ser. A, 5.75%, 04/01/2012,
(Insd. by AMBAC)	2,950,000	3,376,806
Miami-Dade Cnty., FL Sch. Board COP, Ser. A, 5.875%, 10/01/2016,
(Insd. by FSA)	3,190,000	3,664,736
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	2,530,000	2,873,827
Tampa, FL RB, Univ. Tampa Proj., 5.50%, 04/01/2012	1,100,000	1,231,395

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A,
6.125%, 10/15/2016	$ 3,500,000	$3,661,385

		35,506,673

ELECTRIC REVENUE 4.4%
Gainesville, FL Util. Sys. RB:
Ser. B, 6.50%, 10/01/2013	4,800,000	5,920,464
Ser. B, 7.50%, 10/01/2008	3,000,000	3,571,050
Ser. B, 7.50%, 10/01/2009	3,000,000	3,655,710
Lakeland, FL Elec. & Wtr. RRB, Energy Sys. First Lien, 6.05%, 10/01/2010,
(Insd. by FSA)	5,000,000	5,847,850

		18,995,074

ESCROW 4.7%
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. 3, 5.30%, 10/01/2006	5,225,000	5,598,326
Ser. 3, 5.50%, 10/01/2008	5,785,000	6,461,730
Ser. 3, 5.70%, 10/01/2011	2,000,000	2,313,220
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,551,700

		19,924,976

GENERAL OBLIGATION - LOCAL 1.9%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	4,000,000	4,945,240
North Miami, FL Hlth. Facs. Auth. GO, Catholic Hlth. Svcs., 6.00%, 08/15/2016,
(LOC: SunTrust Banks, Inc.)	1,000,000	1,051,100
Palm Beach Cnty., FL GO, 6.50%, 07/01/2010	1,880,000	2,239,606

		8,235,946

GENERAL OBLIGATION - STATE 0.4%
Florida Dept. of Trans. GO, 5.375%, 07/01/2026	1,500,000	1,576,680

HOSPITAL 25.7%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,856,400
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	4,660,000	5,144,407
5.50%, 08/15/2014	3,730,000	4,052,048
Coral Gables, FL Hlth. Facs. RB, Baptist Hlth. South Florida, 5.25%,
08/15/2024	5,000,000	5,335,350
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%,
11/15/2032	10,000,000	10,754,100
Halifax, FL Hosp. Med. Ctr. Healthcare Facs. RB, 4.60%, 04/01/2008	1,080,000	1,128,913
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.875%,
11/15/2029	10,000,000	10,600,600
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group:
Ser. C, 5.75%, 08/15/2012	4,300,000	4,903,376
Ser. C, 5.75%, 08/15/2014	2,810,000	3,204,299
Ser. C, 5.75%, 08/15/2015	2,090,000	2,383,269

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.50%, 08/15/2032	$ 5,635,000	$5,912,580
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,445,988
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,327,200
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	3,000,000	3,048,960
Orlando Regl. Healthcare Sys., Ser. 99-D, 5.75%, 10/01/2012, (Insd. by MBIA) .	8,010,000	9,029,193
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., 9.50%,
08/01/2013	2,120,000	2,757,018
Palm Beach Cnty., FL RB, Geriatric Care, Inc. Proj., 6.55%, 12/01/2016,
(LOC: Allied Irish Bank plc)	2,000,000	2,239,780
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.75%, 11/15/2029	10,000,000	10,501,700
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B, 5.50%,
07/01/2028	10,000,000	11,029,100
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group, 5.75%, 11/15/2033	5,000,000	5,279,450
St. Petersburg, FL Hlth. Facs. Auth. RB, All Childrens Hosp., 5.50%, 11/15/2018,
(Insd. by AMBAC)	1,000,000	1,102,510

		110,036,241

HOUSING 9.0%
Boynton Beach, FL MHRB, Clipper Cove Apts.:
5.75%, 01/01/2028	4,245,000	4,341,871
6.45%, 01/01/2027	1,500,000	1,622,820
Clearwater, FL Hsg. Auth. RB, 5.40%, 05/01/2013	1,275,000	1,351,411
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	4,650,000	4,905,936
Florida Hsg. Fin. Corp. RB:
Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	2,115,000	2,253,088
Ser. 7, 6.00%, 01/01/2021, (Insd. by FSA)	2,525,000	2,552,043
Sunset Place Homeowner Mtge.:
Ser. 4-Pac, 5.15%, 10/01/2006	400,000	403,912
Ser. 4-Pac, 5.50%, 10/01/2009	455,000	456,975
Florida Hsg. Fin. Corp. RRB, Ser. E, 6.35%, 05/01/2026	1,265,000	1,302,254
Hialeah, FL Hsg. Auth. RRB, Patterson Pavilion, 5.15%, 05/01/2008	730,000	778,092
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	2,795,000	3,036,795
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
7.00%, 09/01/2031	760,000	762,538
7.20%, 03/01/2033	295,000	300,797
Ser. A, 7.20%, 03/01/2027	675,000	707,427
Manatee Cnty., FL HFA Mtge. RRB:
Sub. Ser. 1, 7.00%, 11/01/2027	385,000	421,048
Sub. Ser. 1, 7.20%, 05/01/2028	1,090,000	1,172,066
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%,
01/01/2024, (Insd. by FNMA)	985,000	986,428
Orange Cnty., FL HFA RB, 5.625%, 09/01/2028	2,035,000	2,107,995
Pinellas Cnty., FL HFA MHRB, Emerald Bay Apts. Proj., Ser. A, 5.00%,
04/01/2028	3,240,000	3,442,176

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pinellas Cnty., FL HFA SFHRB:
7.25%, 09/01/2029	$ 405,000	$445,751
Multi-Cnty. Proj.:
Ser. A-1, 5.95%, 03/01/2030	1,615,000	1,625,998
Ser. A-1, 7.20%, 09/01/2029	1,075,000	1,097,285
Ser. C-1, 6.30%, 03/01/2029	2,315,000	2,347,642

		38,422,348

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
5.875%, 06/01/2022	5,230,000	5,256,307
6.40%, 09/01/2030	1,500,000	1,556,325
6.90%, 08/01/2022	8,500,000	8,695,755
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	12,356,889
St. John's Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%,
08/01/2024	3,385,000	3,508,654

		31,373,930

MISCELLANEOUS REVENUE 5.0%
Boynton Beach, FL Pub. Svcs. Tax RB, 5.25%, 11/01/2017	1,390,000	1,556,091
Florida Board of Ed. Lottery RB, Ser. B, 6.00%, 07/01/2014	5,000,000	5,801,150
Florida Muni. Loan Council RB:
Ser. B, 5.25%, 12/01/2016	2,240,000	2,481,965
Ser. B, 5.25%, 12/01/2019	1,610,000	1,757,718
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,806,391
Ser. B, 5.40%, 12/01/2015, (Insd. by FGIC)	1,620,000	1,778,922
Ser. E, 5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,272,551
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015,
(Insd. by FGIC)	3,000,000	3,904,830

		21,359,618

PORT AUTHORITY 3.7%
Florida Port Commission RB:
5.50%, 10/01/2011, (Insd. by FGIC)	3,570,000	3,924,608
5.50%, 10/01/2012, (Insd. by FGIC)	1,455,000	1,602,523
Hillsborough Cnty., FL Port Dist. RB, Tampa Port Auth. Proj.:
Ser. A, 5.75%, 06/01/2015, (Insd. by MBIA)	1,010,000	1,134,008
Ser. A, 5.75%, 06/01/2016, (Insd. by MBIA)	1,060,000	1,190,115
Ser. A, 5.75%, 06/01/2017, (Insd. by MBIA)	1,115,000	1,249,023
Ser. A, 5.75%, 06/01/2018, (Insd. by MBIA)	1,175,000	1,312,745
Ser. A, 5.75%, 06/01/2019, (Insd. by MBIA)	1,240,000	1,381,509
Ser. A, 5.75%, 06/01/2020, (Insd. by MBIA)	1,305,000	1,453,078
Jacksonville, FL Port Auth. RB, 5.70%, 11/01/2030	2,375,000	2,594,193

		15,841,802

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 1.4%
Florida Hsg. Fin. Corp. RB, Ser. C, 6.20%, 08/01/2016	$ 2,000,000	$2,204,480
Port. Everglades, FL Port. Impt. RB, 7.125%, 11/01/2016	3,030,000	3,792,863

		5,997,343

PUBLIC FACILITIES 1.3%
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,434,900

RESOURCE RECOVERY 1.3%
Dade Cnty., FL Solid Wst. Sys. Spl. Obl. RB, 6.00%, 10/01/2006,
(Insd. by AMBAC)	5,000,000	5,419,900

SALES TAX 3.5%
Florida Division Bond Fin. Dept. RB, Dept. of Env. Preservation, 5.25%,
07/01/2007, (Insd. by MBIA)	6,500,000	6,975,150
Jacksonville, FL Excise Taxes RB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	2,805,000	3,126,930
Ocala, FL Capital Impt. Tax RB, 5.375%, 10/01/2014, (Insd. by AMBAC)	1,375,000	1,559,428
Osceola Cnty., FL Infrastructure Sales Surtax RB, 5.375%, 10/01/2016,
(Insd. by AMBAC)	2,840,000	3,173,615

		14,835,123

SPECIAL TAX 2.2%
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,111,052
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg.:
5.625%, 12/01/2009	2,000,000	2,049,340
5.80%, 12/01/2013	3,000,000	3,069,300

		9,229,692

TOBACCO REVENUE 2.0%
Tobacco Settlement Fin. Corp. of New York RB:
5.50%, 06/01/2014	5,000,000	5,434,050
8.97%, 12/01/2007	2,500,000	2,934,050

		8,368,100

TRANSPORTATION 1.3%
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011,
(Insd. by FGIC)	4,550,000	5,464,823

WATER & SEWER 3.0%
Collier Cnty., FL Florida Wtr. & Swr. RRB, Ser. B, 5.50%, 07/01/2014	1,910,000	2,178,527
North Springs, FL Wtr. & Swr. RB, Ser. B, 6.50%, 10/01/2016	1,335,000	1,366,933
Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-D, 5.50%, 08/01/2015	500,000	515,640
Unit Dev. No. 9-A, 7.20%, 08/01/2016	1,300,000	1,452,542
Unit Dev. No. 9-B:
5.75%, 08/01/2014	945,000	986,277
5.85%, 08/01/2013	770,000	812,204
Orlando, FL Util. Commission, Wtr. & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,667,200
Pembroke Pines, FL Cons. Util. Sys. RB, 6.25%, 09/01/2004, (Insd. by FGIC)	880,000	880,000

		12,859,323

Total Municipal Obligations (cost $382,314,878)		406,825,689

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional Municipal Money Market Fund ø
(cost $15,890,590)	15,890,590	$15,890,590

Total Investments (cost $398,205,468) 98.9%		422,716,279
Other Assets and Liabilities 1.1%		4,597,117

Net Assets 100.0%		$427,313,396

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summaryof Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FNMA	Federal National Mortgage Association	PCRB	Pollution Control Revenue Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
IDA	Industrial Development Authority

The following table shows the percent of total investments by geographic location as of August 31, 2004:

Florida	88.9%
South Carolina	4.1%
New York	2.0%
Puerto Rico	1.3%
Non-state specific	3.7%

100.0%

The following table shows the percentage of total investments by credit quality based on Moody's and Standard & Poor's ratings as of August 31, 2004 (unaudited):

AAA	42.2%
AA	15.3%
A	12.1%
BBB	8.5%
NR	21.9%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2004 (unaudited):

Less than 1 year	3.4%
1 to 3 year(s)	6.6%
3 to 5 years	7.1%
5 to 10 years	31.9%
10 to 20 years	28.6%
20 to 30 years	21.6%
Greater than 30 years	0.8%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

Assets
Investments in securities, at value (cost $398,205,468)	$422,716,279
Receivable for Fund shares sold	43,191
Interest receivable	6,374,576
Prepaid expenses and other assets	61,126

Total assets	429,195,172

Liabilities
Dividends payable	1,187,118
Payable for Fund shares redeemed	617,080
Advisory fee payable	4,902
Distribution Plan expenses payable	1,813
Due to other related parties	2,649
Accrued expenses and other liabilities	68,214

Total liabilities	1,881,776

Net assets	$427,313,396

Net assets represented by
Paid-in capital	$432,660,301
Overdistributed net investment income	(177,768)
Accumulated net realized losses on securities	(29,679,948)
Net unrealized gains on securities	24,510,811

Total net assets	$427,313,396

Net assets consists of
Class A	$112,438,095
Class B	22,113,022
Class C	10,366,962
Class I	282,395,317

Total net assets	$427,313,396

Shares outstanding
Class A	11,962,582
Class B	2,352,652
Class C	1,102,959
Class I	30,045,207

Net asset value per share
Class A	$9.40
Class A - Offering price (based on sales charge of 4.75%)	$9.87
Class B	$9.40
Class C	$9.40
Class I	$9.40

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended August 31, 2004

Investment income
Interest	$21,527,107

Expenses
Advisory fee	1,870,023
Distribution Plan expenses
Class A	360,822
Class B	258,412
Class C	110,800
Administrative services fee	444,949
Transfer agent fees	143,163
Trustees' fees and expenses	6,362
Printing and postage expenses	23,575
Custodian and accounting fees	116,527
Registration and filing fees	36,222
Professional fees	19,641
Other	12,456

Total expenses	3,402,952
Less: Expense reductions	(1,456)
Expense reimbursements	(2,813)

Net expenses	3,398,683

Net investment income	18,128,424

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,469,851
Net change in unrealized gains or losses on securities	2,905,833

Net realized and unrealized gains or losses on securities	4,375,684

Net increase in net assets resulting from operations	$22,504,108

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2004		2003

Operations
Net investment income		$ 18,128,424		$ 19,729,650
Net realized gains on securities		1,469,851		158,852
Net change in unrealized gains or
losses on securities		2,905,833		(8,813,194)

Net increase in net assets
resulting from operations		22,504,108		11,075,308

Distributions to shareholders from
Net investment income
Class A		(4,744,209)		(5,599,423)
Class B		(837,106)		(1,079,041)
Class C		(359,166)		(409,222)
Class I		(12,223,572)		(12,698,568)

Total distributions to shareholders		(18,164,053)		(19,786,254)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,772,693	16,730,816	2,691,660	25,503,398
Class B	124,658	1,179,776	878,202	8,332,970
Class C	300,528	2,847,624	807,710	7,665,701
Class I	6,306,977	59,548,693	7,754,799	73,552,760

		80,306,909		115,054,829

Net asset value of shares issued in
reinvestment of distributions
Class A	231,089	2,173,335	253,196	2,396,133
Class B	46,203	434,744	58,276	551,499
Class C	16,805	158,028	16,711	158,119
Class I	20,681	194,508	19,487	184,644

		2,960,615		3,290,395

Automatic conversion of Class B
shares to Class A shares
Class A	219,915	2,068,430	350,831	3,331,876
Class B	(219,915)	(2,068,430)	(350,831)	(3,331,876)

		0		0

Payment for shares redeemed
Class A	(3,519,655)	(33,071,115)	(4,007,012)	(37,815,567)
Class B	(780,240)	(7,324,574)	(646,598)	(6,122,181)
Class C	(452,002)	(4,235,772)	(618,947)	(5,854,956)
Class I	(7,147,908)	(67,243,934)	(6,590,312)	(62,402,468)

		(111,875,395)		(112,195,172)

Net increase (decrease) in
net assets resulting from
capital share transactions		(28,607,871)		6,150,052

Total decrease in net assets		(24,267,816)		(2,560,894)
Net assets
Beginning of period		451,581,212		454,142,106

End of period		$ 427,313,396		$ 451,581,212

Overdistributed net investment income		$ (177,768)		$ (198,966)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,813.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2004, EIS received $3,946 from the sale of Class A shares and $37,549 and $55 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $157,024,797 and $183,819,601, respectively, for the year ended August 31, 2004.

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $398,205,468. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,081,081 and $570,270, respectively, with a net unrealized appreciation of $24,510,811.

As of August 31, 2004, the Fund had $29,679,948 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 7,064,411	$17,071,351	$ 496,784	$ 5,047,402

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 177,768	$24,510,811	$ 29,679,948

22

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2004	2003

Ordinary Income	$ 116,919	$ 119,265
Exempt-Interest Income	18,047,134	19,666,989

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

23

NOTES TO FINANCIAL STATEMENTS continued

well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida Municipal Bond Fund, as of August 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 8, 2004

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.36% ..

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567741 rv1 10/2004

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567741 rv1 10/2004

Evergreen

GEORGIA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
5	P O RT F O L I O M A N A G E R C O M M E N TA RY
6	A B O U T Y O U R F U N D ' S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
11	S C H E D U L E O F I N V E S T M E N T S
18	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
19	S TAT E M E N T O F O P E R AT I O N S
20	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
21	N O T E S T O F I N A N C I A L S TAT E M E N T S
26	R E P O RT O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M
27	A D D I T I O N A L I N F O R M AT I O N
28	T R U S T E E S A N D O F F I C E R S

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov. Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Georgia Municipal Bond Fund, which covers the twelve-month period ended August 31, 2004.

As we entered the investment period at the end of the summer of 2003, our municipal bond portfolio teams had to prepare for a variety of challenges and catalysts. Challenges included the changes in tax laws and the improving economy, while catalysts involved were geopolitical uncertainties, an accommodative stance from the Federal Reserve (Fed), and the ever-present desire for capital preservation. Considering these alternating issues of risk and reward, we continued to provide diversified strategies within our fixed income portfolios.

The period began last year with the financial markets focused on the war in Iraq. This uncertainty had led to higher demand for bonds, particularly within the Treasury market, as many investors sought solace in a flight to quality.

Performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy had set the stage for a summer of volatility unmatched in recent history. With the Federal Reserve expressing concerns about deflation, while alternatively forecasting economic growth in excess of four percent, the confused bond market swung violently throughout the summer of 2004.

It was our strong opinion, though, that the Fed would not be as aggressive in the anticipated tightening cycle as the market apparently feared. As a result, our portfolio managers adopted moderately defensive positions, which benefited from the Fed's

1

LETTER TO SHAREHOLDERS continued

famous pronouncement last autumn of "policy accommodation for a considerable period." The markets began to stabilize, providing a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, municipal bonds also experienced heightened volatility related to the changes in the tax laws, which were initially perceived as a potential threat. After careful consideration, though, we became increasingly confident that capital preservation would remain a primary, if not dominant, theme for the future demand of municipal securities. Another issue confronting the municipal market was the poor financial condition of many states and local governments. Yet many of our portfolios were positioned for economic recovery and as tax receipts climbed, the financial conditions of many of these entities improved.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from "policy accommodation for a considerable period" to one of being "measured" in its approach to remove this monetary stimulus. During the first half of 2004, though, these attempts at clarity caused volatility throughout the fixed income markets, which feared a repeat of the experiences in 1994. Given the level of interest rates, inflation, the dollar, and global economic growth, we believed these concerns were overblown. Indeed, due to the Fed's attempts to improve clarity, yields had begun to discount Fed activity, unlike the period ten years ago when the bond market was caught off guard by the extent of Fed tightening. Once the Fed began to tighten, in late June, it appeared to us that the market had already sufficiently priced-in a gradual process of higher interest rates. Moreover, it was our strong opinion that any action taken by the Fed in the coming months would be an attempt to re-normalize rates from their previous hyper-stimulative levels. We did not foresee a credit

2

LETTER TO SHAREHOLDERS continued

tightening cycle designed to discourage economic growth. Instead, we looked for the Fed to become less stimulative, rather than more restrictive, in its monetary policy directives.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

M A N A G E M E N T   T E A M

Charles E. Jeanne, CFA

Tax Exempt Fixed Income Team Lead Manager

C U R R E N T   I N V E S T M E N T   S T Y L E

Source: Morningstar, Inc. Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGAAX	EGABX	EGACX	EGAYX

Average annual return*

1-year with sales charge	0.32%	-0.45%	3.55%	N/A

1-year w/o sales charge	5.29%	4.55%	4.55%	5.60%

5-year	4.44%	4.36%	5.10%	5.74%

10-year	5.36%	5.09%	5.69%	6.14%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen Georgia Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.29% for the twelve-month period ended August 31, 2004, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.11% ..

The fixed income markets showed considerable volatility during the twelve-months ended August 31, 2004, with interest rates and bond prices reacting to changing reports about the economy and its ability to create new jobs. By the end of the fiscal year, the yields of longer-maturity bonds had fallen and bond prices had risen from their levels at the beginning of the period. Among shorter-term maturities, however, yields ended the period at higher levels as investors anticipated further increases in the influential fed funds rate by the Federal Reserve. Volatility also intensified in the municipal bond market by the appearance of non-traditional investors, seeking short-term profits from the attractive prices in some parts of the municipal market.

All three major rating services confirmed AAA ratings for Georgia general obligation bonds. In an improving economy, state revenues have grown briskly, while greater cost controls in state government have increased fiscal discipline. Georgia's diversified economy, which has remained one of its credit strengths, showed strong evidence of a gradual recovery during the period.

During the period we maintained our long-term discipline of investing for yield, income and stability of the fund's net asset value, rather than for total return. Later in the period, management focused on higher-coupon bonds with maturities of 20 to 25 years because of their yield advantages and their superior price protection against the risk of rising interest rates. However, when interest rates rose dramatically and prices declined in March and April 2004, emphasis was placed on intermediate-term securities that offered greater price protection. As a result, the fund did not participate in certain areas of the market that saw price appreciation. For example, securities in the longer term maturity range saw prices rise, while the fund maintained its focus on the short to intermediate range maturities. These tactics tended to help the fund's performance.

At the end of the fiscal year, average credit quality was AA+, the same as at the start of the fiscal year. The fund's duration, a measure of sensitivity to changes in interest rates was 4.41 years. It had been 5.09 years at the beginning of the fiscal year.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004. The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class A	$1,000.00	$997.89	$4.52
Class B	$1,000.00	$994.37	$8.02
Class C	$1,000.00	$994.37	$8.02
Class I	$1,000.00	$999.40	$3.02
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.61	$4.57
Class B	$1,000.00	$1,017.09	$8.11
Class C	$1,000.00	$1,017.09	$8.11
Class I	$1,000.00	$1,022.12	$3.05

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.60% for Class B, 1.60% for Class C and 0.60% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.10	$ 10.24	$ 10.19	$ 9.75	$ 9.78

Income from investment operations
Net investment income	0.39	0.40	0.45	0.48	0.49
Net realized and unrealized gains or losses on securities	0.14	(0.14)	0.05	0.44	(0.03)

Total from investment operations	0.53	0.26	0.50	0.92	0.46

Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.45)	(0.48)	(0.49)

Net asset value, end of period	$ 10.24	$ 10.10	$ 10.24	$ 10.19	$ 9.75

Total return[1]	5.29%	2.49%	5.11%	9.65%	4.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,037	$20,806	$18,570	$10,577	$7,055
Ratios to average net assets
Expenses[2]	0.90%	0.89%	0.80%	0.77%	0.67%
Net investment income	3.79%	3.82%	4.43%	4.77%	5.10%
Portfolio turnover rate	35%	20%	10%	26%	41%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.10	$ 10.24	$ 10.19	$ 9.75	$ 9.78

Income from investment operations
Net investment income	0.32	0.32	0.38	0.40	0.42
Net realized and unrealized gains or losses on securities	0.14	(0.14)	0.05	0.44	(0.03)

Total from investment operations	0.46	0.18	0.43	0.84	0.39

Distributions to shareholders from
Net investment income	(0.32)	(0.32)	(0.38)	(0.40)	(0.42)

Net asset value, end of period	$ 10.24	$ 10.10	$ 10.24	$ 10.19	$ 9.75

Total return[1]	4.55%	1.74%	4.33%	8.83%	4.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,945	$18,053	$17,575	$15,845	$12,796
Ratios to average net assets
Expenses[2]	1.60%	1.62%	1.55%	1.52%	1.40%
Net investment income	3.08%	3.09%	3.70%	4.03%	4.34%
Portfolio turnover rate	35%	20%	10%	26%	41%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2004	2003	2002[1]

Net asset value, beginning of period	$10.10	$10.24	$ 9.87

Income from investment operations
Net investment income	0.32	0.32	0.16
Net realized and unrealized gains or losses on securities	0.14	(0.14)	0.37

Total from investment operations	0.46	0.18	0.53

Distributions to shareholders from
Net investment income	(0.32)	(0.32)	(0.16)

Net asset value, end of period	$10.24	$10.10	$10.24

Total return[2]	4.55%	1.74%	5.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,326	$2,867	$ 410
Ratios to average net assets
Expenses[3]	1.60%	1.62%	1.55% [4]
Net investment income	3.07%	3.04%	3.02% [4]
Portfolio turnover rate	35%	20%	10%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I1	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.10	$ 10.24	$ 10.19	$ 9.75	$ 9.78

Income from investment operations
Net investment income	0.42	0.42	0.48	0.50	0.51
Net realized and unrealized gains or losses on securities	0.14	(0.14)	0.05	0.44	(0.03)

Total from investment operations	0.56	0.28	0.53	0.94	0.48

Distributions to shareholders from
Net investment income	(0.42)	(0.42)	(0.48)	(0.50)	(0.51)

Net asset value, end of period	$ 10.24	$ 10.10	$ 10.24	$ 10.19	$ 9.75

Total return	5.60%	2.76%	5.37%	9.92%	5.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$180,037	$193,141	$197,295	$64,358	$63,689
Ratios to average net assets
Expenses[2]	0.60%	0.62%	0.54%	0.52%	0.40%
Net investment income	4.07%	4.09%	4.61%	5.04%	5.34%
Portfolio turnover rate	35%	20%	10%	26%	41%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
COMMUNITY DEVELOPMENT DISTRICT 0.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$779,835

CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Court Proj., 6.20%, 10/01/2019	995,000	1,164,767
Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	1,395,000	1,357,042
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates:
Ser. C, 6.75%, 11/15/2015	1,000,000	1,010,420
Ser. C, 7.25%, 11/15/2029	1,000,000	1,060,740

		4,592,969

EDUCATION 7.6%
Atlanta, GA Dev. Auth. RB, TUFF, Inc., Advanced Technology Development
Center Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,834,066
Atlanta, GA Downtown Dev. Auth. RB, Georgia State University Sch. of Music Proj.,
6.75%, 11/01/2014, (LOC: SunTrust Bank)	1,500,000	1,542,885
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%,
12/01/2010, (Insd. by MBIA)	510,000	544,757
Barnesville Lamar Cnty., GA Indl. Auth. Student Hsg. Facs. RB, Gordon College,
5.00%, 08/01/2025 #	2,000,000	1,999,920
DeKalb Cnty., GA Dev. Auth. RB, Emory Univ. Proj., Ser. A, 6.00%, 10/01/2014	780,000	798,478
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation Student Athletic Center II Proj.:
Ser. A, 5.75%, 11/01/2013	1,200,000	1,377,804
Ser. A, 5.75%, 11/01/2017	1,950,000	2,227,212
TUFF, Inc. Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,098,150
Georgia Private Colleges & Univ. Auth. RB:
Emory Univ. Proj.:
Ser. A, 5.50%, 11/01/2019	500,000	558,010
Ser. A, 5.75%, 11/01/2012	1,000,000	1,138,730
Ser. A, 5.75%, 11/01/2017	1,000,000	1,136,720
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	532,720
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%,
10/01/2020	1,000,000	1,020,690

		16,810,142

ELECTRIC REVENUE 2.8%
Georgia Muni. Elec. Auth. Pwr. RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,223,880
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	541,004
Georgia Muni. Elec. Auth. Pwr. RRB:
Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,128,580
Sub-Proj. 1, Ser. B, 5.00%, 01/01/2026, (Insd. by AMBAC)	3,000,000	3,258,510

		6,151,974

GENERAL OBLIGATION - LOCAL 8.2%
Carrollton, GA GO, Georgia Sch. Aid Intercept Program, 3.75%, 07/01/2008	580,000	607,411
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	140,781

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Clayton Cnty., GA Dev. Auth. RB, TUFF, Inc. Archives Proj.:
Ser. A, 5.375%, 07/01/2019, (Insd. by MBIA)	$1,170,000	$1,293,236
Ser. A, 5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,400,946
Columbia Cnty., GA GO, 5.625%, 02/01/2017, (Insd. by MBIA)	250,000	277,330
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,386,731
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,306,566
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	574,165
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	1,000,000	1,140,930
6.125%, 03/01/2017	1,000,000	1,172,520
Forsyth Cnty., GA Sch. Dist. GO:
6.00%, 02/01/2014	1,000,000	1,160,210
6.75%, 07/01/2016	2,000,000	2,513,380
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	750,000	788,700
Henry Cnty., GA Sch. Dist. GO:
6.45%, 08/01/2011	1,000,000	1,164,030
Ser. A, 5.125%, 08/01/2014	1,000,000	1,104,250
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	558,305
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,162,040
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	525,000	560,290

		18,311,821

GENERAL OBLIGATION - STATE 6.7%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,146,181
Ser. B, 5.75%, 03/01/2010	1,000,000	1,146,120
Ser. B, 7.20%, 03/01/2006	1,005,000	1,085,621
Ser. C, 5.00%, 07/01/2009	1,000,000	1,107,350
Ser. C, 6.00%, 07/01/2012	1,970,000	2,280,590
Ser. C, 6.25%, 08/01/2011	1,140,000	1,357,444
Ser. C, 6.50%, 04/01/2006	500,000	537,000
Ser. C, 7.25%, 07/01/2005	1,000,000	1,047,350
Ser. C, 7.25%, 07/01/2008	1,750,000	2,053,940
Ser. D, 6.80%, 08/01/2005	2,000,000	2,095,780

		14,857,376

HOSPITAL 7.5%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys.,
5.50%, 07/01/2018	500,000	532,790
Coffee Cnty., GA Hosp. Auth. RB, Regl. Med. Ctr.:
Ser. A, 6.75%, 12/01/2016	1,600,000	1,706,480
Ser. A, 6.75%, 12/01/2026	1,500,000	1,577,670
Floyd Cnty., GA Hosp. Auth. RB, Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	999,749
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	514,225
6.00%, 05/15/2014, (Insd. by MBIA)	2,340,000	2,655,666

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Glynn-Brunswick, GA Mem. Hosp. Auth. RB, Southeast Georgia Hlth. Sys., Inc. Proj.,
6.00%, 08/01/2016, (Insd. by MBIA)	$2,050,000	$2,228,760
Horry Cnty., SC Hosp. Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,452,334
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 05/01/2032	1,500,000	1,529,160
Macon Bibb Cnty., GA Hosp. Auth. RB, Med. Ctr. of Georgia, Ser. A, 5.30%,
08/01/2011, (Insd. by FGIC)	1,000,000	1,127,500
Medical Ctr. Hosp. Auth. of Georgia RB, Columbus Regl. Healthcare Sys., 6.10%,
08/01/2014, (Insd. by MBIA)	2,000,000	2,303,020

		16,627,354

HOUSING 8.3%
Clayton Cnty., GA Hsg. Auth. MHRB, Park Walk Apts., Ltd., 7.125%, 12/01/2025,
(Insd. by FHA & FNMA)	500,000	512,125
DeKalb Cnty., GA Hsg. Auth. MHRB:
Lakes at Indian Creek Proj., 7.15%, 01/01/2025, (Insd. by FSA)	500,000	512,125
North Hill Apts. Proj., 6.625%, 01/01/2025, (Insd. by FNMA)	1,340,000	1,358,291
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,696,885
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,174,843
Sub. Ser. C-2, 5.80%, 12/01/2021	1,000,000	1,046,370
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	755,919
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	624,667
Gwinnett Cnty., GA Hsg. Auth. MHRRB, Singleton Oxford Associates, 5.50%,
04/01/2026	1,760,000	1,799,723
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State University
Jaguar Student Hsg. LLC, Ser. A, 5.375%, 02/01/2025	3,870,000	3,986,564

		18,467,512

INDUSTRIAL DEVELOPMENT REVENUE 8.1%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	1,000,000	1,046,340
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.50%, 10/01/2032 VRDN	9,225,000	9,225,000
Cartersville, GA Dev. Auth. RB, Wtr. & Wstwtr. Facs., 7.40%, 11/01/2010	1,120,000	1,352,243
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Proj., Ser. A,
2.30%, 03/01/2031	5,000,000	4,942,050
Savannah, GA EDA Solid Wst. & Swr. Disposal RB, Georgia Wst. Mgmt. Proj.,
Ser. A, 5.50%, 07/01/2016	1,500,000	1,551,360

		18,116,993

LEASE 7.4%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.,
5.25%, 12/01/2024	4,000,000	4,114,800
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020,
(Insd. by AMBAC)	1,825,000	2,078,712
Georgia Muni. Assn., Inc. COP, City Court Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,438,871
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,481,405
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,780,150
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,595,598

		16,489,536

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 0.3%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	$500,000	$573,605

PRE-REFUNDED 15.9%
Atlanta, GA Arpt. Facs. RRB:
Ser. A, 6.50%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,127,900
Ser. A, 6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,506,453
Ser. A, 6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,357,640
Atlanta, GA Wtr. & Swr. RB, 6.00%, 01/01/2006, (Insd. by FGIC)	2,000,000	2,114,760
College Park, GA Business & IDA RB, Civic Ctr. Proj.:
Ser. A, 5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,139,940
Ser. A, 5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,676,917
Columbia Cnty., GA Wtr. & Swr. RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,410,732
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,469,512
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,634,098
DeKalb Cnty., GA Dev. Auth. RB, Emory Univ. Proj., Ser. A, 6.00%, 10/01/2014	2,295,000	2,349,873
DeKalb Cnty., GA Sch. Dist. GO:
Ser. A, 6.25%, 07/01/2010	2,000,000	2,354,740
Ser. A, 6.25%, 07/01/2011	500,000	594,600
Refunding, 5.60%, 07/01/2008	1,000,000	1,016,690
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%,
06/01/2017	550,000	651,244
Fayette Cnty., GA Sch. Dist. ETM GO, Georgia Sch. Intercept Program:
6.25%, 03/01/2005	1,600,000	1,638,864
6.25%, 03/01/2006	2,200,000	2,349,116
Forsyth Cnty., GA Wtr. & Swr. Auth. RB, 6.25%, 04/01/2017	1,000,000	1,178,890
Fulton Cnty., GA Wtr. & Swr. ETM RB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	464,420
Hall Cnty., GA Sch. Dist.:
6.45%, 12/01/2009, (Insd. by AMBAC)	1,210,000	1,249,749
6.70%, 12/01/2014, (Insd. by AMBAC)	500,000	516,735
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	1,415,000	1,544,218
Rockdale Cnty., GA Sch. Dist. RB:
6.20%, 01/01/2006	1,000,000	1,036,130
6.30%, 01/01/2007	1,500,000	1,554,690
Washington Cnty., GA Sch. Dist. GO, 6.875%, 01/01/2014, (Insd. by AMBAC)	1,300,000	1,349,881

		35,287,792

PUBLIC FACILITIES 2.7%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj.,
Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	1,000,000	1,081,430
Butts Cnty., GA COP, 6.75%, 12/01/2014, (Insd. by MBIA)	300,000	309,885
Cobb-Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012,
(Insd. by MBIA)	1,250,000	1,417,888
Dalton, GA Bldg. Auth. RB, 5.00%, 07/01/2005	1,000,000	1,029,200
Fulton Cnty., GA Facs. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018,
(Insd. by AMBAC)	1,000,000	1,118,350
Puerto Rico Pub. Bldgs. Auth. RB, Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	1,000,000	1,050,990

		6,007,743

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.0%
Cobb Cnty., GA Dev. Auth. Solid Wst. Disposal RB, Georgia Wst. Mgmt. Proj.,
Ser. A, 3.10%, 04/01/2033	$2,250,000	$2,243,318

SPECIAL TAX 0.5%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,038,390

TOBACCO REVENUE 2.0%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	4,785,000	4,491,967

TRANSPORTATION 1.5%
Metropolitan Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	2,000,000	2,351,420
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2026,
(Insd. by FGIC)	1,000,000	1,098,680

		3,450,100

WATER & SEWER 16.7%
Athens-Clarke Cnty., GA Unified Govt. Wtr. & Swr. RRB, 4.00%, 01/01/2005	255,000	257,277
Atlanta, GA Wtr. & Wstwtr. RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,097,190
Augusta, GA Wtr. & Swr. RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,455,987
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,178,713
Clayton Cnty., GA Wtr. Auth. Wtr. & Swr. RB:
5.00%, 05/01/2013	1,760,000	1,933,712
5.625%, 05/01/2020	2,000,000	2,213,680
6.25%, 05/01/2016	2,000,000	2,321,420
Cobb Cnty. & Marietta, GA Wtr. Auth. RB, 5.25%, 11/01/2021	2,135,000	2,339,170
Coweta Cnty., GA Dev. Auth. RB, Newman Wtr. Sewage & Light Commission Proj.,
5.75%, 01/01/2015, (Insd. by AMBAC)	2,000,000	2,259,760
DeKalb Cnty., GA Wtr. & Swr. RB:
5.375%, 10/01/2018	1,000,000	1,106,780
5.375%, 10/01/2019	1,000,000	1,101,960
5.375%, 10/01/2020	1,000,000	1,094,540
5.625%, 10/01/2017	5,020,000	5,653,775
Fulton Cnty., GA Wtr. & Swr. RRB, 6.25%, 01/01/2006, (Insd. by FGIC)	1,420,000	1,505,356
Gainesville, GA Wtr. & Swr. RRB:
5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,126,670
5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,099,840
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, 5.00%, 08/01/2017	2,000,000	2,168,580
Henry Cnty., GA Wtr. & Swr. Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	1,000,000	1,086,290
Jackson Cnty., GA Wtr. & Swr. Auth. RB, Ser. A, 5.75%, 09/01/2017,
(Insd. by AMBAC)	1,530,000	1,755,874
Peachtree City, GA Wtr. & Swr. Auth. Swr. Sys. RB, Ser. A, 5.45%, 03/01/2017	300,000	326,391
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	750,000	802,500
5.30%, 07/01/2018	1,250,000	1,274,763

		37,160,228

Total Municipal Obligations (cost $207,791,295)		221,458,655

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund (cost $566,886) ø ##	566,886	$566,886

Total Investments (cost $208,358,181) 99.9%		222,025,541
Other Assets and Liabilities 0.1%		319,904

Net Assets 100.0%		$222,345,445

#	When-issued or delayed delivery security
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
ETM	Escrowed to Maturity	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Association
FNMA	Federal National Mortgage Association	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	TUFF	The University Financing Foundation, Inc.
HFA	Housing Finance Authority	VRDN	Variable Rate Demand Note
IDA	Industrial Development Authority

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

The following table shows the percent of total investments by geographic location as of August 31, 2004:

Georgia	87.9%
South Carolina	5.2%
Virginia	2.5%
Puerto Rico	1.9%
U.S. Virgin Islands	1.4%
Texas	0.5%
Maryland	0.4%
Non-state specific	0.2%

100.0%

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2004

The following table shows the percent of total investments by credit quality as of August 31, 2004 (unaudited):

AAA	51.8%
AA	21.0%
A	18.6%
BBB	4.8%
NR	3.8%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2004 (unaudited):

Less than 1 year	11.7%
1 to 3 year(s)	10.2%
3 to 5 years	6.4%
5 to 10 years	21.3%
10 to 20 years	42.7%
20 to 30 years	7.7%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

Assets
Investment in securities, at value (cost $208,358,181)	$222,025,541
Receivable for Fund shares sold	74,793
Interest receivable	2,890,771
Prepaid expenses and other assets	32,624

Total assets	225,023,729

Liabilities
Dividends payable	641,094
Payable for securities purchased	1,984,520
Payable for Fund shares redeemed	18,833
Advisory fee payable	2,547
Distribution Plan expenses payable	717
Due to other related parties	1,415
Accrued expenses and other liabilities	29,158

Total liabilities	2,678,284

Net assets	$222,345,445

Net assets represented by
Paid-in capital	$211,367,983
Overdistributed net investment income	(164,000)
Accumulated net realized losses on securities	(2,525,898)
Net unrealized gains on securities	13,667,360

Total net assets	$222,345,445

Net assets consists of
Class A	$23,037,341
Class B	15,945,181
Class C	3,326,061
Class I	180,036,862

Total net assets	$222,345,445

Shares outstanding
Class A	2,250,101
Class B	1,557,348
Class C	324,856
Class I	17,584,534

Net asset value per share
Class A	$10.24
Class A - Offering price (based on sales charge of 4.75%)	$10.75
Class B	$10.24
Class C	$10.24
Class I	$10.24

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended August 31, 2004

Investment income
Interest	$10,652,069

Expenses
Advisory fee	957,146
Distribution Plan expenses
Class A	65,205
Class B	176,057
Class C	33,167
Administrative services fee	227,744
Transfer agent fees	36,787
Trustees' fees and expenses	3,281
Printing and postage expenses	20,232
Custodian and accounting fees	63,795
Registration and filing fees	30,585
Professional fees	22,400
Interest expense	120
Other	6,122

Total expenses	1,642,641
Less: Expense reductions	(740)
Expense reimbursements	(610)

Net expenses	1,641,291

Net investment income	9,010,778

Net realized and unrealized gains or losses on securities
Net realized gains on securities	880,609
Net change in unrealized gains or losses on securities	2,468,403

Net realized and unrealized gains or losses on securities	3,349,012

Net increase in net assets resulting from operations	$12,359,790

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

		Year EndedAugust 31,

	2004		2003

Operations
Net investment income		$ 9,010,778		$ 9,551,984
Net realized gains or losses on securities		880,609		(421,528)
Net change in unrealized gains or losses
on securities		2,468,403		(2,834,889)

Net increase in net assets resulting from
operations		12,359,790		6,295,567

Distributions to shareholders from
Net investment income
Class A		(824,158)		(812,885)
Class B		(542,569)		(589,967)
Class C		(102,081)		(53,725)
Class I		(7,560,784)		(8,133,495)

Total distributions to shareholders		(9,029,592)		(9,590,072)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	974,504	9,999,525	774,593	7,928,043
Class B	91,410	937,444	425,518	4,388,606
Class C	198,741	2,046,749	258,604	2,645,087
Class I	4,461,353	45,587,403	4,047,696	41,683,657

		58,571,121		56,645,393

Net asset value of shares issued in
reinvestment of distributions
Class A	47,986	491,176	51,065	524,897
Class B	35,384	362,458	38,586	396,695
Class C	5,958	60,996	3,864	39,710
Class I	24,881	255,888	37,131	381,810

		1,170,518		1,343,112

Automatic conversion of Class B shares
to Class A shares
Class A	74,022	753,996	114,859	1,183,079
Class B	(74,022)	(753,996)	(114,859)	(1,183,079)

		0		0

Payment for shares redeemed
Class A	(905,771)	(9,196,820)	(693,887)	(7,117,210)
Class B	(282,262)	(2,873,642)	(278,032)	(2,841,710)
Class C	(163,618)	(1,671,711)	(18,746)	(191,267)
Class I	(6,018,670)	(61,849,945)	(4,226,657)	(43,527,663)

		(75,592,118)		(53,677,850)

Net increase (decrease) in net assets
resulting from capital share transactions		(15,850,479)		4,310,655

Total increase (decrease) in net assets		(12,520,281)		1,016,150
Net assets
Beginning of period		234,865,726		233,849,576

End of period		$ 222,345,445		$ 234,865,726

Overdistributed net investment income		$ (164,000)		$ (145,186)

See Notes to Financial Statements
20

NOTES TO FINANCIAL STATEMENTS

1 . O R G A N I Z AT I O N

Evergreen Georgia Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O RY   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $610.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS continued

4 . D I S T R I B U T I O N   P L A N S

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2004, EIS received $426 from the sale of Class A shares and $19,154 and $1,197 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5 . S E C U R I T I E S   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $78,754,969 and $89,996,916, respectively, for the year ended August 31, 2004.

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $208,358,181. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,728,740 and $61,380, respectively, with a net unrealized appreciation of $13,667,360.

As of August 31, 2004, the Fund had $2,525,898 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$504,444	$1,413,932	$ 284,582	$322,940

6 . I N T E R F U N D   L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2004, the Fund did not participate in the interfund lending program.

7 . D I S T R I B U T I O N S   T O   S H A R E H O L D E R S

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 164,000	$13,667,360	$ 2,525,898

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2004	2003

Ordinary Income	$25,186	$17,723
Exempt-Interest Income	9,004,406	9,572,349

23

NOTES TO FINANCIAL STATEMENTS continued

8 . E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9 . D E F E R R E D   T R U S T E E S '   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

1 0 . F I N A N C I N G   A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2004, the Fund had average borrowings outstanding of $7,878 at a rate of 1.52% and paid interest of $120.

1 1 . C O N C E N T R AT I O N   O F   R I S K

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

1 2 . L I T I G AT I O N

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

1 3 . R E G U L AT O RY   M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

24

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff 's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Georgia Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Georgia Municipal Bond Fund, as of August 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 8, 2004

26

ADDITIONAL INFORMATION (unaudited)

F E D E R A L   TA X   D I S T R I B U T I O N S

For the fiscal year ended August 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.72% ..

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567742 rv1 10/2004

Evergreen

MARYLAND MUNICIPAL BOND FUND

Annual Report
as of August 31, 2004

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Maryland Municipal Bond Fund, which covers the twelve-month period ended August 31, 2004.

As we entered the investment period at the end of the summer of 2003, our municipal bond portfolio teams had to prepare for a variety of challenges and catalysts. Challenges included the changes in tax laws and the improving economy, while catalysts involved were geopolitical uncertainties, an accommodative stance from the Federal Reserve (Fed), and the ever-present desire for capital preservation. Considering these alternating issues of risk and reward, we continued to provide diversified strategies within our fixed income portfolios.

The period began last year with the financial markets focused on the war in Iraq. This uncertainty had led to higher demand for bonds, particularly within the Treasury market, as many investors sought solace in a flight to quality. Performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy had set the stage for a summer of volatility unmatched in recent history. With the Federal Reserve expressing concerns about deflation, while alternatively forecasting economic growth in excess of four percent, the confused bond market swung violently throughout the summer of 2004.

It was our strong opinion, though, that the Fed would not be as aggressive in the anticipated tightening cycle as the market apparently feared. As a result, our portfolio managers adopted moderately defensive positions, which benefited from the Fed's

1

LETTER TO SHAREHOLDERS continued

famous pronouncement last autumn of "policy accommodation for a considerable period." The markets began to stabilize, providing a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, municipal bonds also experienced heightened volatility related to the changes in the tax laws, which were initially perceived as a potential threat. After careful consideration, though, we became increasingly confident that capital preservation would remain a primary, if not dominant, theme for the future demand of municipal securities. Another issue confronting the municipal market was the poor financial condition of many states and local governments. Yet many of our portfolios were positioned for economic recovery and as tax receipts climbed, the financial conditions of many of these entities improved.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from "policy accommodation for a considerable period" to one of being "measured" in its approach to remove this monetary stimulus. During the first half of 2004, though, these attempts at clarity caused volatility throughout the fixed income markets, which feared a repeat of the experiences in 1994. Given the level of interest rates, inflation, the dollar, and global economic growth, we believed these concerns were overblown. Indeed, due to the Fed's attempts to improve clarity, yields had begun to discount Fed activity, unlike the period ten years ago when the bond market was caught off guard by the extent of Fed tightening. Once the Fed began to tighten, in late June, it appeared to us that the market had already sufficiently priced-in a gradual process of higher interest rates. Moreover, it was our strong opinion that any action taken by the Fed in the coming months would be an attempt to re-normalize rates from their previous hyper-stimulative levels. We did not foresee a credit tightening cycle designed to discourage economic growth. Instead, we looked for the Fed to become less stimulative, rather than more restrictive, in its monetary policy directives.

2

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

Keith D. Lowe, CFA
Tax Exempt Fixed
Income Team
Lead Manager

CURRENT
INVESTMENT
STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Nasdaq symbol	EMDAX	EMDDX	EMDCX	EMDYX

Average annual return*

1-year with sales charge	0.07%	-0.62%	3.38%	N/A

1-year w/o sales charge	5.11%	4.38%	4.38%	5.43%

5-year	4.28%	4.19%	4.53%	5.58%

10-year	4.34%	4.41%	4.51%	5.11%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Maryland Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.11% for the twelve-month period ended August 31, 2004, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.11% ..

The fixed income investment environment showed considerable volatility during the twelve months ended August 31, 2004, as investors reacted to a succession of new economic reports giving different pictures of the nation's employment market. While both the economy and the job market improved over the period, in the short run the bond market reacted with volatility whenever an economic report deviated from expectations. During the year, the general tendency was for the difference between the yields of long and short maturities, as measured by the yield curve, to even out. Longer rates tended to move lower, while shorter rates moved higher, especially in the latter part of the fiscal year as the Federal Reserve Board began raising the influential federal funds rate.

Municipal bond investors saw a decline in the supply of new bonds compared to the previous year. In Maryland, supply was further curtailed when a substantial number of existing bonds were called back by their issuers. The Maryland Community Development Board was especially active in calling back housing bonds, and this had an adverse effect on the fund. Our investment in single-family housing bonds alone, declined as a percentage of the fund's assets by the end of the fiscal year. As the fund's positions in single-family housing bonds declined, we added more hospital, education and multi-family housing bonds.

While recalls resulted in a decline in the fund's yield, it remained attractive and competitive.

During the period, we reduced the fund's exposure to the risks of rising interest rates and declining bond prices. As a result, the fund did not participate in certain areas of the market that saw price appreciation. For example, securities in the longer term maturity range saw prices rise, while the fund maintained its focus on the short to intermediate range maturities. Duration, a measure of sensitivity to interest rate changes, was reduced from 5.20 years to 4.51 years. We also cut back in holdings of securities in the two to three year maturity range, where they believe the greater risk of interest rate increases lay. Average credit quality at the end of the fiscal year was AA–.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class A	$1,000.00	$1,003.73	$5.39
Class B	$1,000.00	$1,000.20	$8.90
Class C	$1,000.00	$1,000.20	$8.90
Class I	$1,000.00	$1,005.25	$3.88
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,019.76	$5.43
Class B	$1,000.00	$1,016.24	$8.97
Class C	$1,000.00	$1,016.24	$8.97
Class I	$1,000.00	$1,021.27	$3.91

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A, 1.77% for Class B, 1.77% for Class C and 0.77% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.93	$ 11.13	$ 11.00	$ 10.57	$ 10.58

Income from investment operations
Net investment income	0.41	0.46	0.46	0.48	0.49
Net realized and unrealized gains or losses on securities	0.14	(0.20)	0.13	0.44	(0.01)

Total from investment operations	0.55	0.26	0.59	0.92	0.48

Distributions to shareholders from
Net investment income	(0.41)	(0.46)	(0.46)	(0.49)	(0.49)

Net asset value, end of period	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57

Total return [1]	5.11%	2.30%	5.56%	8.91%	4.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,719	$22,806	$23,224	$22,771	$21,419
Ratios to average net assets
Expenses [2]	1.05%	0.95%	0.94%	0.83%	0.81%
Net investment income	3.72%	4.09%	4.24%	4.49%	4.73%
Portfolio turnover rate	35%	24%	20%	6%	45%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.93	$ 11.13	$11.00	$10.57	$10.58

Income from investment operations
Net investment income	0.33	0.38	0.38	0.40	0.41
Net realized and unrealized gains or losses on securities	0.14	(0.21)	0.13	0.44	(0.01)

Total from investment operations	0.47	0.17	0.51	0.84	0.40

Distributions to shareholders from
Net investment income	(0.33)	(0.37)	(0.38)	(0.41)	(0.41)

Net asset value, end of period	$11.07	$ 10.93	$11.13	$11.00	$10.57

Total return [1]	4.38%	1.55%	4.77%	8.10%	3.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,653	$11,028	$9,161	$5,566	$3,489
Ratios to average net assets
Expenses [2]	1.76%	1.68%	1.69%	1.59%	1.56%
Net investment income	3.02%	3.35%	3.48%	3.70%	3.98%
Portfolio turnover rate	35%	24%	20%	6%	45%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.93	$11.13	$11.00	$10.57	$10.58

Income from investment operations
Net investment income	0.33	0.37	0.38	0.41	0.41
Net realized and unrealized gains or losses on securities	0.14	(0.20)	0.13	0.43	(0.01)

Total from investment operations	0.47	0.17	0.51	0.84	0.40

Distributions to shareholders from
Net investment income	(0.33)	(0.37)	(0.38)	(0.41)	(0.41)

Net asset value, end of period	$11.07	$10.93	$11.13	$11.00	$10.57

Total return [1]	4.38%	1.55%	4.77%	8.10%	3.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,637	$4,109	$3,132	$1,309	$ 56
Ratios to average net assets
Expenses [2]	1.76%	1.68%	1.69%	1.60%	1.56%
Net investment income	3.02%	3.34%	3.47%	3.42%	4.00%
Portfolio turnover rate	35%	24%	20%	6%	45%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.93	$ 11.13	$ 11.00	$ 10.57	$ 10.58

Income from investment operations
Net investment income	0.44	0.49	0.49	0.51	0.52
Net realized and unrealized gains or losses on securities	0.14	(0.20)	0.13	0.44	(0.01)

Total from investment operations	0.58	0.29	0.62	0.95	0.51

Distributions to shareholders from
Net investment income	(0.44)	(0.49)	(0.49)	(0.52)	(0.52)

Net asset value, end of period	$ 11.07	$ 10.93	$ 11.13	$ 11.00	$ 10.57

Total return	5.43%	2.57%	5.82%	9.18%	5.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$42,744	$37,036	$33,007	$23,720	$18,565
Ratios to average net assets
Expenses [2]	0.76%	0.68%	0.69%	0.59%	0.56%
Net investment income	4.00%	4.36%	4.47%	4.74%	4.99%
Portfolio turnover rate	35%	24%	20%	6%	45%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
COMMUNITY DEVELOPMENT DISTRICT 9.1%
Frederick Cnty., MD Spl. Obl. RB:
Urbana CDA, 6.625%, 07/01/2025	$ 1,000,000	$1,039,780
Urbana CDD, 6.25%, 07/01/2010	459,000	471,632
Howard Cnty., MD GO, Pub. Impt. Proj. Ser. A:
5.00%, 08/15/2018	250,000	279,335
5.00%, 08/15/2019	1,000,000	1,117,340
Howard Cnty., MD RB, 4.90%, 07/01/2024	1,000,000	1,018,720
Maryland Cmnty. Dev. Administration, 1.22%, 09/01/2035 VRDN	2,000,000	2,000,000
San District, MD RRB, 5.00%, 06/01/2013	1,000,000	1,122,340

		7,049,147

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living,
Ser. A, 6.90%, 07/01/2019	465,000	452,347
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill, Ser. A, 6.00%,
01/01/2015	350,000	368,428

		820,775

EDUCATION 13.2%
Annapolis, MD EDA RB, St. John's College Facs., 5.50%, 10/01/2018	1,230,000	1,281,414
Baltimore, MD Board Sch. Sys. RB, 5.00%, 05/01/2018	500,000	538,950
Maryland Econ. Dev. Corp. RB:
5.25%, 09/15/2014	1,000,000	1,120,950
Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,279,248
6.00%, 06/01/2021	1,000,000	1,081,120
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
5.375%, 07/01/2025	1,700,000	1,774,443
Board of Child Care
5.50%, 07/01/2013	500,000	558,890
5.625%, 07/01/2020	680,000	739,344
5.625%, 07/01/2022	280,000	299,818
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	555,488
Univ. of Maryland Sys. Auxilliary Facs. & Tuition RB, Ser. A, 5.40%, 04/01/2009	1,000,000	1,042,980

		10,272,645

ELECTRIC REVENUE 2.9%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,105,940
Virgin Islands Pub. Fin. Auth. RB, 5.625%, 10/01/2010	1,100,000	1,181,202

		2,287,142

GENERAL OBLIGATION - LOCAL 6.9%
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	547,285
Hagerstown, MD GO, 5.50%, 09/01/2009	275,000	280,500
Howard Cnty., MD Cons. Pub. Impt. GO, Ser. A, 5.25%, 08/15/2011	295,000	305,626

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Montgomery Cnty., MD GO, Ser. A, 5.375%, 01/01/2007	$ 1,500,000	$1,619,805
Prince George's Cnty., MD GO:
5.125%, 10/01/2012	1,240,000	1,377,255
5.25%, 10/01/2019	1,150,000	1,264,908

		5,395,379

GENERAL OBLIGATION - STATE 1.3%
Maryland GO, State & Local Facs. Loan, 5.70%, 03/15/2010	1,000,000	1,043,020

HOSPITAL 22.8%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
5.25%, 07/01/2020	1,695,000	1,793,632
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	1,000,598
6.00%, 07/01/2017	830,000	903,082
6.00%, 07/01/2020	1,485,000	1,595,083
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,359,924
Doctor's Cmnty. Hosp., Inc., 5.75%, 07/01/2013	1,005,000	1,015,955
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	347,044
5.50%, 07/01/2022	350,000	368,382
5.75%, 07/01/2020	500,000	540,155
Univ. of Maryland Med. Ctr., 5.75%, 07/01/2021	1,000,000	1,062,190
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,420,536
6.625%, 07/01/2020	1,000,000	1,123,260
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, 5.25%, 07/01/2013	1,000,000	1,121,440
Maryland Hlth. & Higher Edl. Facs. Auth.1.38%, 07/01/2023 VRDN,	1,000,000	1,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%,
07/01/2020	925,000	999,842
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%,
01/15/2022	2,000,000	2,126,960

		17,778,083

HOUSING 18.8%
Maryland CDA Dept. of Hsg. & Cmnty. Dev. MHRB:
Ser. 2001-B, 5.10%, 05/15/2016	815,000	857,233
Ser. B, 5.125%, 05/15/2017	460,000	491,326
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. 1, 5.30%, 04/01/2010	1,105,000	1,152,272
Ser. A, 5.50%, 07/01/2022	1,000,000	1,053,860
Ser. A, 5.875%, 07/01/2021	500,000	525,710
Ser. F, 5.90%, 09/01/2019	1,000,000	1,039,290
Ser. H, 5.70%, 09/01/2022	1,750,000	1,815,432

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, 5.00%, 08/01/2008	$ 100,000	$103,109
Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB, Ser. 5, 5.40%, 04/01/2008	1,470,000	1,561,846
Montgomery Cnty., MD Hsg. Opportunities MHRB:
5.35%, 07/01/2021	500,000	523,235
Ser. A, 5.10%, 11/01/2015	250,000	267,615
Ser. A, 6.00%, 07/01/2020	180,000	192,751
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	950,000	1,013,574
Cmnty. Hsg., Ser. A, 6.00%, 07/01/2014	250,000	255,323
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	445,000	476,328
Prince George's, MD Hsg. Auth. RB, Ser. A, 7.00%, 04/15/2019	3,200,000	3,278,944

		14,607,848

INDUSTRIAL DEVELOPMENT REVENUE 6.8%
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	1,000,000	1,050,790
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys., Inc. Proj.,
Ser. A, 7.50%, 09/01/2015	1,300,000	1,332,266
Prince George's Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,826,144
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,062,280

		5,271,480

LEASE 4.7%
Howard Cnty., MD COP, Agricultural Land Presevation No. 90-23, Ser. A, 8.00%,
08/15/2020	311,000	442,783
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%,
12/15/2011, (Insd. by AMBAC)	1,800,000	1,858,410
Prince George's Cnty., MD COP, Real Estate Acquisition Program, 5.90%,
09/15/2009, (Insd. by MBIA)	250,000	255,905
Prince Georges Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,101,030

		3,658,128

MISCELLANEOUS REVENUE 1.6%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,210,690

SOLID WASTE 1.5%
Northeast, MD Wst. Disp. Auth. RB, Montgomery Cnty., MD Resource
Recovery Proj. A, 6.00%, 07/01/2007	50,000	53,958
Northeast, MD Wst. Disp. Auth. RRB, 5.50%, 04/01/2016	1,000,000	1,090,580

		1,144,538

TRANSPORTATION 3.0%
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2019,
(Insd. by FGIC)	1,000,000	1,103,150
Dist. of Columbia Metro. Area Transit Auth. RB, 6.00%, 07/01/2010,
(Insd. by FGIC)	300,000	349,740
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	850,000	912,237

		2,365,127

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.8%
Baltimore, MD Wtr. Proj. RRB:
6.00%, 07/01/2015	$ 1,000,000	$1,180,070
Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,754,670

		2,934,740

Total Municipal Obligations (cost $72,428,379)		75,838,742

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,125,963)	1,125,963	1,125,963

Total Investments (cost $73,554,342) 99.0%		76,964,705
Other Assets and Liabilities 1.0%		788,368

Net Assets 100.0%		$77,753,073

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Administration	MHRB	Multifamily Housing Revenue Bond
CDD	Community Development District	PCRB	Pollution Control Revenue Bond
COP	Certificates of Participation	PCRRB	Pollution Control Refunding Revenue Bond
EDA	Economic Development Authority	RB	Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RHA	Revenue Housing Authority
FNMA	Federal National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Note
IDRB	Industrial Development Revenue Bond

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004

The following table shows the percent of total investments by geographic location as of August 31, 2004:

Maryland	87.6%
Puerto Rico	2.9%
Pennsylvania	2.8%
U.S. Virgin Islands	1.5%
Virginia	1.4%
New Jersey	1.3%
Georgia	0.6%
District of Columbia	0.5%
Non-state specific	1.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of August 31, 2004 (unaudited):

AAA	34.3%
AA	10.6%
A	45.0%
BBB	6.0%
NR	4.1%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2004 (unaudited):

Less than 1 year	8.8%
1 to 3 year(s)	4.7%
3 to 5 years	5.1%
5 to 10 years	25.9%
10 to 20 years	51.9%
20 to 30 years	3.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

Assets
Investments in securities, at value (cost $73,554,342)	$76,964,705
Receivable for Fund shares sold	219,931
Interest receivable	1,024,534
Prepaid expenses and other assets	11,468

Total assets	78,220,638

Liabilities
Dividends payable	165,058
Payable for Fund shares redeemed	278,971
Advisory fee payable	891
Distribution Plan expenses payable	541
Due to other related parties	2,065
Accrued expenses and other liabilities	20,039

Total liabilities	467,565

Net assets	$77,753,073

Net assets represented by
Paid-in capital	$75,783,142
Overdistributed net investment income	(41,745)
Accumulated net realized losses on securities	(1,398,687)
Net unrealized gains on securities	3,410,363

Total net assets	$77,753,073

Net assets consists of
Class A	$21,719,064
Class B	9,652,848
Class C	3,636,688
Class I	42,744,473

Total net assets	$77,753,073

Shares outstanding
Class A	1,961,528
Class B	871,766
Class C	328,443
Class I	3,860,359

Net asset value per share
Class A	$11.07
Class A - Offering price (based on sales charge of 4.75%)	$11.62
Class B	$11.07
Class C	$11.07
Class I	$11.07

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended August 31, 2004

Investment income
Interest	$3,666,553

Expenses
Advisory fee	323,080
Distribution Plan expenses
Class A	65,744
Class B	103,564
Class C	41,042
Administrative services fee	76,873
Transfer agent fees	39,157
Trustees' fees and expenses	1,562
Printing and postage expenses	19,040
Custodian and accounting fees	21,709
Registration and filing fees	74,147
Professional fees	23,480
Other	4,127

Total expenses	793,525
Less: Expense reductions	(272)
Expense reimbursements	(548)

Net expenses	792,705

Net investment income	2,873,848

Net realized and unrealized gains or losses on securities
Net realized gains on securities	100,227
Net change in unrealized gains or losses on securities	878,666

Net realized and unrealized gains or losses on securities	978,893

Net increase in net assets resulting from operations	$3,852,741

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2004		2003

Operations
Net investment income		$2,873,848		$3,039,447
Net realized gains or losses on securities		100,227		(318,078)
Net change in unrealized gains or
losses on securities		878,666		(1,073,328)

Net increase in net assets resulting
from operations		3,852,741		1,648,041

Distributions to shareholders from
Net investment income
Class A		(815,672)		(1,010,111)
Class B		(313,054)		(344,820)
Class C		(124,032)		(119,360)
Class I		(1,628,307)		(1,563,534)

Total distributions to shareholders		(2,881,065)		(3,037,825)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	190,799	2,096,784	453,458	5,062,839
Class B	73,376	811,388	245,854	2,735,533
Class C	91,207	1,008,426	191,613	2,136,099
Class I	845,998	9,348,817	912,480	10,158,155

		13,265,415		20,092,626

Net asset value of shares issued in
reinvestment of distributions

Class A	47,999	530,447	58,647	651,922
Class B	19,010	210,089	23,174	257,596
Class C	5,641	62,410	7,767	86,305
Class I	4,911	54,269	4,012	44,566

		857,215		1,040,389

Automatic conversion of Class B
shares to Class A shares
Class A	19,276	211,745	817	8,936
Class B	(19,276)	(211,745)	(817)	(8,936)

		0		0

Payment for shares redeemed
Class A	(383,115)	(4,214,851)	(512,994)	(5,728,141)
Class B	(210,252)	(2,321,703)	(82,315)	(913,889)
Class C	(144,310)	(1,618,288)	(104,869)	(1,165,343)
Class I	(378,955)	(4,165,139)	(493,478)	(5,481,255)

		(12,319,981)		(13,288,628)

Net increase in net assets resulting
from capital share transactions		1,802,649		7,844,387

Total increase in net assets		2,774,325		6,454,603
Net assets
Beginning of period		74,978,748		68,524,145

End of period		$77,753,073		$74,978,748

Overdistributed net investment income		$(41,745)		$(34,528)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.42% of the Fund's average daily net assets

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $548.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2004, EIS received $881 from the sale of Class A shares and $10,867 and $98 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $29,492,151 and $25,644,627, respectively, for the year ended August 31, 2004.

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $73,554,342. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,490,402 and $80,039, respectively, with a net unrealized appreciation of $3,410,363.

As of August 31, 2004, the Fund had $1,398,687 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$215,659	$804,652	$141,047	$14,131	$223,198

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$41,745	$3,410,363	$1,398,687

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2004	2003

Ordinary Income	$6,144	$9,756
Exempt-Interest Income	2,874,921	3,028,069

21

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

22

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Maryland Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Maryland Municipal Bond Fund, as of August 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 8, 2004

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.79% ..

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567749 rv1 10/2004

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567749 rv1   10/2004

Evergreen

NORTH CAROLINA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen North Carolina Municipal Bond Fund, which covers the twelve-month period ended August 31, 2004.

As we entered the investment period at the end of the summer of 2003, our municipal bond portfolio teams had to prepare for a variety of challenges and catalysts. Challenges included the changes in tax laws and the improving economy, while catalysts involved were geopolitical uncertainties, an accommodative stance from the Federal Reserve (Fed), and the ever-present desire for capital preservation. Considering these alternating issues of risk and reward, we continued to provide diversified strategies within our fixed income portfolios.

The period began last year with the financial markets focused on the war in Iraq. This uncertainty had led to higher demand for bonds, particularly within the Treasury market, as many investors sought solace in a flight to quality. Performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy had set the stage for a summer of volatility unmatched in recent history. With the Federal Reserve expressing concerns about deflation, while alternatively forecasting economic growth in excess of four percent, the confused bond market swung violently throughout the summer of 2004.

It was our strong opinion, though, that the Fed would not be as aggressive in the anticipated tightening cycle as the market apparently feared. As a result, our portfolio managers adopted moderately defensive positions, which benefited from the Fed's

1

LETTER TO SHAREHOLDERS continued

famous pronouncement last autumn of "policy accommodation for a considerable period." The markets began to stabilize, providing a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, municipal bonds also experienced heightened volatility related to the changes in the tax laws, which were initially perceived as a potential threat. After careful consideration, though, we became increasingly confident that capital preservation would remain a primary, if not dominant, theme for the future demand of municipal securities. Another issue confronting the municipal market was the poor financial condition of many states and local governments. Yet many of our portfolios were positioned for economic recovery and as tax receipts climbed, the financial conditions of many of these entities improved.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from "policy accommodation for a considerable period" to one of being "measured" in its approach to remove this monetary stimulus. During the first half of 2004, though, these attempts at clarity caused volatility throughout the fixed income markets, which feared a repeat of the experiences in 1994. Given the level of interest rates, inflation, the dollar, and global economic growth, we believed these concerns were overblown. Indeed, due to the Fed's attempts to improve clarity, yields had begun to discount Fed activity, unlike the period ten years ago when the bond market was caught off guard by the extent of Fed tightening. Once the Fed began to tighten, in late June, it appeared to us that the market had already sufficiently priced-in a gradual process of higher interest rates. Moreover, it was our strong opinion that any action taken by the Fed in the coming months would be an attempt to re-normalize rates from their previous hyper-stimulative levels. We did not foresee a credit tightening cycle designed to discourage economic growth. Instead, we looked for the Fed to become less stimulative, rather than more restrictive, in its monetary policy directives.

2

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

Richard K. Marrone

Tax Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Nasdaq symbol	ENCMX	ENCBX	ENCCX	ENCYX
Average annual return*

1-year with sales charge	0.93%	0.21%	4.21%	N/A

1-year w/o sales charge	5.94%	5.21%	5.21%	6.26%

5-year	4.27%	4.18%	4.92%	5.57%

10-year	5.30%	5.03%	5.63%	6.08%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.94% for the twelve-month period ended August 31, 2004, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.11% ..

The fixed income markets experienced considerable volatility during the twelvemonths ended August 31, 2004, with yields and bond prices moving up and down in reaction to changing reports about the pace of economic growth and the ability of the economy to create new jobs. Overall, interest rates of securities with longer maturities tended to move lower, resulting in higher bond prices. However, shorter-maturity securities such as those with maturities of between one and three years tended to see their yields rise and their prices decline somewhat. This occurred as the bond market anticipated the Federal Reserve Board would continue to raise short-term interest rates to contain any potential threats of inflation.

The portfolio management team pursues a strategy to emphasize price stability and yield, rather than total return. As a result, the fund did not participate in certain areas of the market that saw price appreciation. For example, securities in the longer term maturity range saw prices rise, while the fund maintained its focus on the short to intermediate range maturities. After bond market yields hit their low points in mid-March 2004, managers began selling shorter-maturity securities that were the most vulnerable to interest rate increases and bond price losses. These shorter-maturity securities were replaced with longer maturity bonds, especially those with maturities of seventeen years and longer, which were enjoying the best price performance. As an additional measure, managers reduced positions in longer maturity bonds that had relatively low coupons. Greater emphasis was placed on more defensive bonds structured with higher coupons. These offered more protection against the risk that interest rates would also begin to rise among longer maturity bonds.

During the year, the fund's vulnerability to higher interest rates and lower bond prices was reduced, as effective duration, a measure of interest rate sensitivity, was lowered from 5.05 years to 4.50 years. Management continued to emphasize higher quality securities, with average credit quality remaining in the range of AA to AA+. In addition, the fund's exposure to bonds subject to the alternative minimum tax was lowered during the fiscal year.

These steps had a favorable impact on performance in keeping the fund's net asset value stable while paying a competitive yield to shareholders.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2004	8/31/2004	Period*

Actual
Class A	$1,000.00	$1,000.63	$4.43
Class B	$1,000.00	$ 997.11	$7.93
Class C	$1,000.00	$ 997.11	$7.93
Class I	$1,000.00	$1,002.15	$2.92
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.71	$4.47
Class B	$1,000.00	$1,017.19	$8.01
Class C	$1,000.00	$1,017.19	$8.01
Class I	$1,000.00	$1,022.22	$2.95

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.58% for Class B, 1.58% for Class C and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.26	$ 10.43	$ 10.36	$ 10.00	$ 10.19

Income from investment operations
Net investment income	0.39	0.42	0.49	0.50	0.50
Net realized and unrealized gains or losses on securities	0.21	(0.17)	0.07	0.36	(0.13)

Total from investment operations	0.60	0.25	0.56	0.86	0.37

Distributions to shareholders from
Net investment income	(0.39)	(0.42)	(0.49)	(0.50)	(0.50)
Net realized gains	0	0	0	0	(0.06)

Total distributions to shareholders	(0.39)	(0.42)	(0.49)	(0.50)	(0.56)

Net asset value, end of period	$ 10.47	$ 10.26	$ 10.43	$ 10.36	$ 10.00

Total return [1]	5.94%	2.36%	5.56%	8.85%	3.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$72,037	$82,895	$72,700	$35,930	$22,859
Ratios to average net assets
Expenses [2]	0.88%	0.75%	0.65%	0.60%	0.56%
Net investment income	3.76%	4.01%	4.65%	4.96%	5.05%
Portfolio turnover rate	15%	49%	20%	10%	25%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.26	$ 10.43	$ 10.36	$ 10.00	$ 10.19

Income from investment operations
Net investment income	0.32	0.34	0.40	0.42	0.42
Net realized and unrealized gains or losses on securities	0.21	(0.17)	0.08	0.36	(0.12)

Total from investment operations	0.53	0.17	0.48	0.78	0.30

Distributions to shareholders from
Net investment income	(0.32)	(0.34)	(0.41)	(0.42)	(0.43)
Net realized gains	0	0	0	0	(0.06)

Total distributions to shareholders	(0.32)	(0.34)	(0.41)	(0.42)	(0.49)

Net asset value, end of period	$ 10.47	$ 10.26	$ 10.43	$ 10.36	$ 10.00

Total return [1]	5.21%	1.60%	4.77%	8.05%	3.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,254	$16,965	$18,372	$24,542	$35,847
Ratios to average net assets
Expenses [2]	1.58%	1.49%	1.40%	1.34%	1.31%
Net investment income	3.06%	3.26%	3.96%	4.21%	4.29%
Portfolio turnover rate	15%	49%	20%	10%	25%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2004	2003 [1]	2002 [2]

Net asset value, beginning of period	$10.26	$10.43	$10.09

Income from investment operations
Net investment income	0.32	0.34	0.17
Net realized and unrealized gains or losses on securities	0.21	(0.17)	0.34

Total from investment operations	0.53	0.17	0.51

Distributions to shareholders from
Net investment income	(0.32)	(0.34)	(0.17)

Net asset value, end of period	$10.47	$10.26	$10.43

Total return [3]	5.21%	1.60%	5.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,869	$3,835	$ 875
Ratios to average net assets
Expenses [4]	1.58%	1.49%	1.40% [5]
Net investment income	3.05%	3.20%	3.14% [5]
Portfolio turnover rate	15%	49%	20%

1 Net investment income per share is based on average shares outstanding during the period.

2 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.26	$ 10.43	$ 10.36	$ 10.00	$ 10.19

Income from investment operations
Net investment income	0.42	0.44	0.51	0.52	0.52
Net realized and unrealized gains or losses on securities	0.21	(0.17)	0.07	0.36	(0.12)

Total from investment operations	0.63	0.27	0.58	0.88	0.40

Distributions to shareholders from
Net investment income	(0.42)	(0.44)	(0.51)	(0.52)	(0.53)
Net realized gains	0	0	0	0	(0.06)

Total distributions to shareholders	(0.42)	(0.44)	(0.51)	(0.52)	(0.59)

Net asset value, end of period	$ 10.47	$ 10.26	$ 10.43	$ 10.36	$ 10.00

Total return	6.26%	2.62%	5.82%	9.12%	4.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$566,314	$571,136	$599,628	$202,991	$217,202
Ratios to average net assets
Expenses [2]	0.58%	0.49%	0.39%	0.35%	0.31%
Net investment income	4.06%	4.26%	4.82%	5.21%	5.29%
Portfolio turnover rate	15%	49%	20%	10%	25%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 93.2%
AIRPORT 3.0%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$ 2,755,000	$3,070,255
Chicago, IL O'Hare Intl. Arpt. RB, Ser. A, 5.75%, 01/01/2017, (Insd. by MBIA)	10,000,000	11,142,500
Piedmont, NC Triad Arpt. Auth. RB, Ser. A, 5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,162,140
Raleigh-Durham, NC Arpt. Auth. RB:
Ser. A, 5.25%, 11/01/2014, (Insd. by FGIC)	1,000,000	1,108,810
Ser. A, 5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,204,060

		19,687,765

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Nash Cnty., NC COP, Nash Cnty. Pub. Facs. Proj., 5.25%, 06/01/2017	1,900,000	2,112,781

CONTINUING CARE RETIREMENT COMMUNITY 1.9%
North Carolina Med. Care Cmnty. Retirement Facs. RB, Cypress B
Proj., 4.00%, 10/01/2026	2,750,000	2,731,190
North Carolina Med. Care Commission Hlth. Care Facs. RB, Hugh
Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Gtd. by Radian Asset Assurance, Inc.)	1,005,000	1,069,842
5.25%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	1,110,000	1,189,421
5.25%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	1,165,000	1,242,041
5.50%, 10/01/2020, (Gtd. by Radian Asset Assurance, Inc.)	1,295,000	1,398,652
North Carolina Med. Care Commission Hosp. RB, 5.75%, 07/01/2019	2,000,000	1,891,100
North Carolina Med. Care Commission Retirement Facs. RB, Givens Estates,
Proj., Ser. A, 6.375%, 07/01/2023	3,000,000	3,022,530

		12,544,776

EDUCATION 6.7%
Catawba Cnty., NC COP, Cmnty. College Proj.:
5.25%, 06/01/2023, (Insd. by MBIA)	1,800,000	1,924,542
5.25%, 06/01/2024, (Insd. by MBIA)	1,800,000	1,914,246
Davidson Cnty., NC COP, 5.25%, 06/01/2021	1,315,000	1,423,356
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, 6.00%, 12/01/2021	8,700,000	9,804,552
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015,
(Insd. by AMBAC)	1,630,000	1,755,461
Iredell Cnty., NC Pub. Facs. RB, 6.00%, 06/01/2016	2,080,000	2,435,555
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg.,
Ser. A, 5.25%, 06/01/2017, (Insd. by AMBAC)	1,005,000	1,102,364
North Carolina Student Edl. Assistance Auth. RB:
Ser. A, 6.05%, 07/01/2010	1,000,000	1,036,740
Ser. A, 6.30%, 07/01/2015	2,000,000	2,068,180
Ser. C, 6.35%, 07/01/2016	2,375,000	2,495,959
University of North Carolina at Chapel Hill RB:
Ser. A, 5.375%, 12/01/2015	3,790,000	4,216,147
Ser. A, 5.375%, 12/01/2016	3,995,000	4,431,494

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	$1,300,000	$1,427,504
5.75%, 10/01/2013, (Insd. by AMBAC)	1,255,000	1,444,166
5.75%, 10/01/2014, (Insd. by AMBAC)	1,330,000	1,530,471
5.75%, 10/01/2015, (Insd. by AMBAC)	1,125,000	1,287,101
Ser. A, 5.375%, 04/01/2016, (Insd. by AMBAC)	1,155,000	1,286,289
Ser. A, 5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,214,499
Ser. A, 5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,269,588

		44,068,214

ELECTRIC REVENUE 10.0%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB:
Ser. A, 5.00%, 01/01/2021	5,000,000	5,490,250
Ser. A, 5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,490,750
Ser. A, 6.50%, 01/01/2018	3,750,000	4,512,375
Ser. A, 7.50%, 01/01/2010,
(Gtd. by Radian Asset Assurance, Inc & Insd. by FSA)	1,845,000	2,247,708
Ser. B, 6.00%, 01/01/2022	5,415,000	6,228,874
Ser. B, 7.00%, 01/01/2008	1,000,000	1,138,540
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,482,654
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RRB:
Ser. A, 5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,607,211
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	4,233,986
North Carolina Muni. Pwr. Agcy. RB, Catawba Nuclear Pwr. Proj.:
0.00%, 01/01/2009, (Insd. by MBIA) (n)	8,825,000	7,766,618
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,589,000
Ser. B, 6.375%, 01/01/2013	5,000,000	5,654,300

		65,442,266

GENERAL OBLIGATION – LOCAL 23.5%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	1,375,000	1,491,847
Buncombe Cnty., NC COP, 5.25%, 10/01/2018	1,630,000	1,775,078
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	1,030,000	1,095,601
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,662,300
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	1,300,000	1,403,961
5.40%, 05/01/2014, (Insd. by MBIA)	1,305,000	1,409,361
5.40%, 05/01/2015, (Insd. by MBIA)	1,400,000	1,511,958
Cary, NC GO, 5.00%, 03/01/2014	1,000,000	1,098,290
Charlotte, NC COP, Convention Facs. Proj.:
Ser. A, 5.50%, 08/01/2015	9,335,000	10,584,583
Ser. A, 5.50%, 08/01/2017	10,390,000	11,730,310
Ser. A, 5.50%, 08/01/2018	5,800,000	6,510,848

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Charlotte, NC GO:
5.25%, 02/01/2020	$7,655,000	$8,307,206
5.25%, 02/01/2021	6,790,000	7,368,508
5.40%, 06/01/2012	3,000,000	3,144,930
5.50%, 06/01/2014	1,000,000	1,139,120
5.50%, 06/01/2015	1,600,000	1,813,920
5.60%, 06/01/2025	4,490,000	4,983,451
Durham, NC COP:
5.00%, 05/01/2005	2,130,000	2,179,949
5.00%, 05/01/2007	1,000,000	1,076,260
5.00%, 04/01/2011	1,640,000	1,811,888
5.00%, 05/01/2014	1,500,000	1,630,485
5.25%, 04/01/2013	1,270,000	1,414,881
5.25%, 04/01/2015	1,020,000	1,114,605
5.80%, 02/01/2010	2,400,000	2,491,896
5.80%, 02/01/2011	2,400,000	2,491,896
5.80%, 02/01/2012	2,000,000	2,076,580
Eden Cnty., NC GO:
5.75%, 06/01/2005, (Insd. by FSA)	835,000	860,551
5.75%, 06/01/2006, (Insd. by FSA)	825,000	878,889
5.75%, 06/01/2007, (Insd. by FSA)	815,000	888,937
Gaston Cnty., NC GO:
5.20%, 03/01/2015, (Insd. by AMBAC)	1,100,000	1,178,639
5.20%, 03/01/2016, (Insd. by AMBAC)	2,115,000	2,266,201
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,200,840
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,190,980
5.50%, 03/01/2014, (Insd. by FGIC)	1,475,000	1,693,433
Greensboro, NC Enterprise Sys. GO:
Ser. A, 5.00%, 06/01/2016	1,065,000	1,144,705
Ser. A, 5.30%, 06/01/2015	1,000,000	1,043,250
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,086,219
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,809,424
Iredell Cnty., NC COP, Pub. Facs. Proj, 5.25%, 10/01/2019	1,495,000	1,628,967
Johnston Cnty., NC GO, 5.00%, 06/01/2014, (Insd. by FGIC)	1,000,000	1,096,100
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,219,993
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,870,521
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	2,939,112
Mecklenburg Cnty., NC GO:
Ser. B, 4.40%, 02/01/2010	5,725,000	6,073,424
Ser. B, 4.80%, 03/01/2009	4,405,000	4,673,793
Moore Cnty., NC GO:
4.90%, 06/01/2014, (Insd. by MBIA)	1,600,000	1,738,656
4.90%, 06/01/2015, (Insd. by MBIA)	1,175,000	1,271,726

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New Hanover Cnty., NC COP, New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	$1,195,000	$1,293,886
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,358,688
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,436,467
5.25%, 12/01/2017, (Insd. by AMBAC)	2,000,000	2,184,080
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,783,352
New Hanover Cnty., NC GO, 5.75%, 11/01/2013	3,000,000	3,502,890
Orange Cnty., NC GO:
5.25%, 02/01/2013	2,545,000	2,871,753
5.30%, 04/01/2015	1,115,000	1,243,113
Wake Cnty., NC GO:
4.50%, 03/01/2010	3,000,000	3,167,460
4.60%, 03/01/2012	5,460,000	5,778,209
Ser. B, 5.25%, 02/01/2017	1,000,000	1,101,780
Winston-Salem, NC COP:
Ser. A, 5.00%, 06/01/2013	1,050,000	1,154,307
Ser. A, 5.00%, 06/01/2015	1,250,000	1,351,300
Ser. C, 5.25%, 06/01/2015	1,980,000	2,176,614

		154,477,971

GENERAL OBLIGATION – STATE 6.4%
Commonwealth of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,950,106
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,734,844
North Carolina GO:
Ser. A, 4.75%, 04/01/2014	11,035,000	11,842,652
Ser. A, 5.10%, 03/01/2008	1,000,000	1,072,290
Ser. A, 5.20%, 03/01/2015	5,000,000	5,485,250
Pub. Impt., Ser. A, 5.25%, 03/01/2015	10,000,000	11,317,700
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,315,040

		41,717,882

HOSPITAL 12.5%
Charlotte-Mecklenberg Hosp. Auth., NC RB, Ser. A, 5.60%, 01/15/2009	1,000,000	1,066,390
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,432,485
5.25%, 10/01/2011	900,000	974,241
Durham, NC COP, Hosp. & Office Facs. Proj., 6.00%, 05/01/2014	1,000,000	1,069,480
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%,
11/15/2032	5,000,000	5,377,050
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,146,676

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
5.20%, 09/01/2009	$ 150,000	$159,293
5.50%, 09/01/2011	400,000	428,076
5.60%, 09/01/2012	550,000	588,099
5.80%, 09/01/2014	875,000	934,587
5.90%, 09/01/2015	825,000	879,458
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Ctr.,
5.75%, 07/01/2021	5,000,000	5,310,950
North Carolina Med. Care Commission Hlth. Sys. RB,
Mission St. Joseph's Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,165,427
5.25%, 10/01/2014	1,575,000	1,727,980
North Carolina Med. Care Commission Hosp. RB:
5.25%, 10/01/2013	3,825,000	3,975,667
Betsy Johnson Proj., 5.375%, 10/01/2024, (Insd. by FSA)	2,000,000	2,150,840
Gaston Hlth. Care, 5.375%, 02/15/2011	2,630,000	2,809,813
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	2,000,000	2,126,180
5.50%, 02/15/2015	1,000,000	1,064,510
5.50%, 02/15/2019	1,000,000	1,055,220
Grace Hosp., Inc.:
6.50%, 10/01/2005	1,110,000	1,165,944
6.50%, 10/01/2006	1,180,000	1,282,471
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Gtd. by Radian Asset Assurance, Inc.)	1,355,000	1,503,359
5.50%, 10/01/2017, (Gtd. by Radian Asset Assurance, Inc.)	1,590,000	1,745,963
5.50%, 10/01/2018, (Gtd. by Radian Asset Assurance, Inc.)	685,000	747,863
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,437,167
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,560,065
Stanley Mem. Hosp. Proj.:
5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,411,600
6.50%, 10/01/2013	2,585,000	2,885,842
Transylvania Comnty. Hosp., Inc.:
5.00%, 10/01/2004	155,000	155,301
5.00%, 10/01/2005	175,000	178,454
5.05%, 10/01/2006	185,000	190,933
5.15%, 10/01/2007	190,000	197,167
5.50%, 10/01/2012	1,130,000	1,153,007
5.75%, 10/01/2019	1,090,000	1,093,030
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,645,109
North Carolina Med. Care Commission Hosp. RRB,
Scotland Mem. Hosp. Proj., 5.00%, 10/01/2004	270,000	270,778

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Commission RB, Cypress Glen:
Ser. C, 3.80%, 10/01/2007	$2,400,000	$2,412,840
Ser. C, 4.65%, 10/01/2034	2,000,000	2,010,420
North Carolina Medical Care Commission RB, Rowan Regl. Med. Proj.:
5.25%, 03/01/2016, (Insd. by FHA)	1,270,000	1,397,584
5.25%, 09/01/2016, (Insd. by FHA)	1,100,000	1,210,506
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,247,650
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,504,841
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,540,129
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,578,224
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.20%, 12/01/2008	3,635,000	3,861,351
5.25%, 12/01/2021	1,250,000	1,320,550
5.30%, 12/01/2009	3,000,000	3,190,500

		82,341,070

HOUSING 4.5%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	725,000	758,785
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,250,000	1,251,838
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	2,750,000	2,310,000
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	1,660,000	1,663,835
Ser. 8-A, 5.95%, 01/01/2027	1,925,000	2,011,105
Ser. 8-A, 6.00%, 07/01/2011	990,000	1,051,934
Ser. 8-A, 6.10%, 07/01/2013	1,140,000	1,202,883
Ser. 9-A, 5.60%, 07/01/2016	3,080,000	3,256,792
Ser. 14-A, 4.70%, 07/01/2013	1,575,000	1,656,238
North Carolina Hsg. Fin. & Dev. Auth. SFHRB:
Ser. W, 6.20%, 09/01/2009	235,000	236,565
Ser. EE, 5.90%, 09/01/2013	635,000	663,162
Ser. JJ, 6.15%, 03/01/2011	2,040,000	2,127,741
North Carolina Hsg. Fin. Agcy. RB:
Ser. 9-A, 5.80%, 01/01/2020	4,980,000	5,239,259
Ser. 9-A, 5.875%, 07/01/2031	5,725,000	5,934,878
Raleigh, NC Hsg. Auth. MHRB, Ser. C, 7.00%, 11/01/2030 •	3,545,000	358,931

		29,723,946

INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin.
Auth. RB, Intl. Paper Co. Proj.:
Ser. A, 5.85%, 12/01/2020	3,000,000	3,095,250
Ser. A, 6.15%, 04/01/2021	1,750,000	1,812,248
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A,
5.70%, 04/01/2014	2,500,000	2,751,800
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,573,545
6.25%, 09/01/2025	2,750,000	2,838,495
Ser. A, 5.75%, 12/01/2025	2,150,000	2,164,383

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Lowndes Cnty., MS Solid Wst. Disposal & PCRB, Weyerhaeuser Co. Proj.,
Ser. B, 6.70%, 04/01/2022	$7,100,000	$8,069,292
Martin Cnty., NC Indl. Facs. & Pollution Ctl. Auth. PCRB,
Weyerhaeuser Co. Proj., 6.80%, 05/01/2024	11,475,000	11,756,023
Northampton Cnty., NC Indl. Facs. & PCRB, International Paper Co. Proj.,
Ser. A, 6.20%, 02/01/2025, (LOC: JP Morgan Chase & Co.)	1,000,000	1,044,700
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Pwr. & Light Co.
Proj., 5.375%, 02/01/2017	8,130,000	8,744,303

		43,850,039

LEASE 3.2%
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,253,751
5.25%, 02/01/2017	2,040,000	2,244,061
5.25%, 02/01/2018	2,040,000	2,232,801
Charlotte, NC COP, Govt. Facs. Proj.:
Ser. G, 5.25%, 06/01/2020	2,000,000	2,156,860
Ser. G, 5.375%, 06/01/2026	2,500,000	2,652,875
Durham, NC COP, New Durham Corp.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,304,733
Ser. B, 5.25%, 12/01/2011	1,485,000	1,673,150
Harnett Cnty., NC COP:
6.20%, 12/01/2009, (Insd. by AMBAC)	2,900,000	2,993,235
6.40%, 12/01/2014, (Insd. by AMBAC)	1,000,000	1,032,640
San Diego Cnty., CA COP, Dev. Svcs. Foundation, 5.50%, 09/01/2017	2,250,000	2,367,337

		20,911,443

MISCELLANEOUS REVENUE 2.0%
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB,
Detention Ctr. & Mental Hlth., 5.625%, 06/01/2020	2,030,000	2,242,156
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,190,989
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,434,900
Texas Wtr. Dev. Board RB, Ser. A, 5.75%, 07/15/2016	3,275,000	3,483,912

		13,351,957

PRE-REFUNDED 2.2%
Cumberland Cnty., NC COP, Civic Ctr. Proj., Ser. A, 6.40%, 12/01/2024,
(Insd. by AMBAC)	2,390,000	2,468,010
North Carolina Muni. Pwr. Agcy. RB, Catawba Nuclear Pwr.
Proj., 5.50%, 01/01/2013	10,500,000	12,063,240

		14,531,250

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.3%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	$ 3,695,000	$4,099,307
Ser. D, 5.50%, 06/01/2020	1,090,000	1,206,750
Ser. D, 5.50%, 06/01/2025	3,000,000	3,232,560
Forsyth Cnty., NC COP, Pub. Facs. & Equip. Proj., 5.125%, 10/01/2017	2,000,000	2,157,900
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	1,105,000	1,197,632
Greensboro, NC COP, Coliseum Complex Impt. Proj., Ser. A, 5.625%, 12/01/2015	2,000,000	2,204,900
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,100,430

		15,199,479

RESOURCE RECOVERY 0.8%
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj., Ser. D, 7.15%, 12/01/2018	5,000,000	5,155,050

SPECIAL TAX 0.8%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,299,800

TOBACCO REVENUE 0.9%
NY Tobacco Settlement Fin. Corp. RB, RITES A-PA-1158 ARB,
5.25%, 06/01/2007+	5,000,000	5,748,200

TRANSPORTATION 0.9%
Puerto Rico Hwy. & Trans. Auth. Hwy. RB, Ser. Y, 5.50%, 07/01/2036,
(Insd. by MBIA)	5,650,000	6,191,383
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. A, 5.00%, 07/01/2035,
(Insd. by AMBAC)	5,000	5,493

		6,196,876

UTILITY 2.7%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,556,402
Greensboro, NC Enterprise Sys. RB:
Ser. A, 5.375%, 06/01/2019	6,650,000	6,939,741
Ser. A, 6.50%, 06/01/2006	1,465,000	1,546,820
Winston-Salem, NC Wtr. & Swr. Sys. RB:
4.80%, 06/01/2013	2,745,000	2,972,643
4.875%, 06/01/2014	3,350,000	3,522,391

		17,537,997

WATER & SEWER 1.9%
Broad River, NC Wtr. Auth. Wtr. Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,599,603
Charlotte, NC Storm Wtr. RRB:
5.25%, 06/01/2016	1,525,000	1,686,787
6.00%, 06/01/2025	1,000,000	1,170,940
Charlotte, NC Wtr. & Swr. Sys. RB:
5.00%, 06/01/2008	1,340,000	1,465,035
5.125%, 06/01/2013	2,000,000	2,215,840

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
San Antonio, TX Wtr. RRB:
5.50%, 05/15/2017, (Insd. by FSA)	$ 2,000,000	$2,241,260
5.50%, 05/15/2018, (Insd. by FSA)	2,000,000	2,233,240

		12,612,705

Total Municipal Obligations (cost $578,353,936)		612,511,467

	Shares	Value

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional Municipal Money Market Fund ø (cost $38,999,273)	38,999,273	38,999,273

Total Investments (cost $617,353,209) 99.1%		651,510,740
Other Assets and Liabilities 0.9%		5,963,225

Net Assets 100.0%		$657,473,965

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp	MBIA	Municipal Bond Investors Assurance Corp.
ARB	Adjustable Rate Bond	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Corp.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RITES	Residual Interest Tax-Exempt Security
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
LOC	Letter of Credit

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at August 31, 2004.

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

August 31, 2004

The following table shows the percent of total investments by geographic location as of August 31, 2004:

North Carolina	80.2%
Puerto Rico	2.2%
South Carolina	1.9%
Illinois	1.7%
Mississippi	1.2%
Texas	1.2%
New York	0.9%
Florida	0.8%
Maryland	0.8%
Pennsylvania	0.8%
Virgin Islands	0.8%
Oregon	0.5%
California	0.4%
Non-state specific	6.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of August 31, 2004 (unaudited):

AAA	51.9%
AA	25.0%
A	6.9%
BBB	12.4%
NR	3.8%

100.0%

The following table shows the percent of total investments by maturity breakdown as of August 31, 2004 (unaudited):

Less than 1 year	8.5%
1 to 3 year(s)	3.5%
3 to 5 years	4.7%
5 to 10 years	27.4%
10 to 20 years	49.4%
20 to 30 years	5.6%
Greater than 30 years	0.9%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

Assets
Investments in securities, at value (cost $617,353,209)	$651,510,740
Receivable for Fund shares sold	668,855
Interest receivable	8,008,134
Prepaid expenses and other assets	115

Total assets	660,187,844

Liabilities
Dividends payable	1,893,146
Payable for Fund shares redeemed	721,267
Advisory fee payable	7,531
Distribution Plan expenses payable	1,108
Due to other related parties	2,235
Accrued expenses and other liabilities	88,592

Total liabilities	2,713,879

Net assets	$657,473,965

Net assets represented by
Paid-in capital	$628,823,616
Undistributed net investment income	160,267
Accumulated net realized losses on securities	(5,667,449)

Net unrealized gains on securities	34,157,531

Total net assets	$657,473,965

Net assets consists of
Class A	$72,037,072
Class B	14,253,685
Class C	4,869,114
Class I	566,314,094

Total net assets	$657,473,965

Shares outstanding
Class A	6,878,972
Class B	1,361,119
Class C	464,963
Class I	54,078,800

Net asset value per share
Class A	$10.47
Class A - Offering price (based on sales charge of 4.75%)	$10.99
Class B	$10.47
Class C	$10.47
Class I	$10.47

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended August 31, 2004

Investment income
Interest	$31,427,997

Expenses
Advisory fee	2,844,215
Distribution Plan expenses
Class A	248,317
Class B	155,701
Class C	45,286
Administrative services fee	676,746
Transfer agent fees	72,892
Trustees' fees and expenses	9,478
Printing and postage expenses	35,660
Custodian and accounting fees	191,883
Registration and filing fees	42,828
Professional fees	25,667
Other	54,406

Total expenses	4,403,079
Less: Expense reductions	(2,280)
Expense reimbursements	(2,502)

Net expenses	4,398,297

Net investment income	27,029,700

Net realized and unrealized gains or losses on securities
Net realized gains on securities	4,088,659
Net change in unrealized gains or losses on securities	9,305,324

Net realized and unrealized gains or losses on securities	13,393,983

Net increase in net assets resulting from operations	$40,423,683

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended August 31,

	2004		2003

Operations
Net investment income		$ 27,029,700		$ 29,400,730
Net realized gains on securities		4,088,659		209,547
Net change in unrealized gains or
losses on securities		9,305,324		(11,673,491)

Net increase in net assets resulting
from operations		40,423,683		17,936,786

Distributions to shareholders from
Net investment income
Class A		(3,111,705)		(3,152,937)
Class B		(475,996)		(579,941)
Class C		(138,256)		(85,167)
Class I		(23,306,880)		(25,316,022)

Total distributions to shareholders		(27,032,837)		(29,134,067)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,138,370	22,441,847	2,715,311	28,488,985
Class B	113,429	1,181,076	416,491	4,376,769
Class C	194,249	2,024,934	327,886	3,436,402
Class I	7,794,437	81,480,856	8,143,215	85,511,258

		107,128,713		121,813,414

Net asset value of shares issued in
reinvestment of distributions
Class A	183,612	1,917,473	175,343	1,835,853
Class B	26,163	273,320	34,518	361,494
Class C	9,022	94,205	6,407	67,079
Class I	35,690	372,745	43,399	454,267

		2,657,743		2,718,693

Automatic conversion of Class B shares
to Class A shares
Class A	142,892	1,494,887	286,340	3,002,823
Class B	(142,892)	(1,494,887)	(286,340)	(3,002,823)

		0		0

Payment for shares redeemed
Class A	(3,667,434)	(37,992,783)	(2,068,555)	(21,653,829)
Class B	(289,483)	(3,015,890)	(272,971)	(2,858,422)
Class C	(112,163)	(1,162,931)	(44,372)	(466,164)
Class I	(9,430,463)	(98,363,228)	(10,022,332)	(105,098,606)

		(140,534,832)		(130,077,021)

Net decrease in net assets resulting
from capital share transactions		(30,748,376)		(5,544,914)

Total decrease in net assets		(17,357,530)		(16,742,195)
Net assets
Beginning of period		674,831,495		691,573,690

End of period		$ 657,473,965		$ 674,831,495

Undistributed (overdistributed)
net investment income		$ 160,267		$ (39,357)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and

24

NOTES TO FINANCIAL STATEMENTS continued

begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to market discount on bonds sold.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,502. Total amounts subject to recoupment as of August 31, 2004 were $414,523.

25

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

For the year ended August 31, 2004, EIS received $1,911 from the sale of Class A shares and $13,644 and $4,105 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $98,637,509 and $146,579,782, respectively, for the year ended August 31, 2004.

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $617,354,762. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,799,294 and $4,643,316, respectively, with a net unrealized appreciation of $34,155,978.

As of August 31, 2004, the Fund had $5,665,896 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2004, the Fund did not participate in the interfund lending program.

26

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-
Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 160,267	$ 34,155,978	$5,665,896

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2004	2003

Ordinary Income	$258,650	$112,837
Exempt-Interest Income	26,774,187	29,021,230

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

27

NOTES TO FINANCIAL STATEMENTS continued

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

28

NOTES TO FINANCIAL STATEMENTS continued

Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen North Carolina Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen North Carolina Municipal Bond Fund, as of August 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 8, 2004

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.05% ..

31

TRUSTEES AND OFFICERS

TRUSTEES1
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567752 rv1 10/2004

Evergreen

SOUTH CAROLINA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen South Carolina Municipal Bond Fund, which covers the twelve-month period ended Agust 31, 2004.

As we entered the investment period at the end of the summer of 2003, our municipal bond portfolio teams had to prepare for a variety of challenges and catalysts. Challenges included the changes in tax laws and the improving economy, while catalysts involved were geopolitical uncertainties, an accommodative stance from the Federal Reserve (Fed), and the ever-present desire for capital preservation. Considering these alternating issues of risk and reward, we continued to provide diversified strategies within our fixed income portfolios.

The period began last year with the financial markets focused on the war in Iraq. This uncertainty had led to higher demand for bonds, particularly within the Treasury market, as many investors sought solace in a flight to quality. Performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy had set the stage for a summer of volatility unmatched in recent history. With the Federal Reserve expressing concerns about deflation, while alternatively forecasting economic growth in excess of four percent, the confused bond market swung violently throughout the summer of 2004.

It was our strong opinion, though, that the Fed would not be as aggressive in the anticipated tightening cycle as the market apparently feared. As a result, our portfolio managers adopted moderately defensive positions, which benefited from the Fed's

1

LETTER TO SHAREHOLDERS continued

famous pronouncement last autumn of "policy accommodation for a considerable period." The markets began to stabilize, providing a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, municipal bonds also experienced heightened volatility related to the changes in the tax laws, which were initially perceived as a potential threat. After careful consideration, though, we became increasingly confident that capital preservation would remain a primary, if not dominant, theme for the future demand of municipal securities. Another issue confronting the municipal market was the poor financial condition of many states and local governments. Yet many of our portfolios were positioned for economic recovery and as tax receipts climbed, the financial conditions of many of these entities improved.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from "policy accommodation for a considerable period" to one of being "measured" in its approach to remove this monetary stimulus. During the first half of 2004, though, these attempts at clarity caused volatility throughout the fixed income markets, which feared a repeat of the experiences in 1994. Given the level of interest rates, inflation, the dollar, and global economic growth, we believed these concerns were overblown. Indeed, due to the Fed's attempts to improve clarity, yields had begun to discount Fed activity, unlike the period ten years ago when the bond market was caught off guard by the extent of Fed tightening. Once the Fed began to tighten, in late June, it appeared to us that the market had already sufficiently priced-in a gradual process of higher interest rates. Moreover, it was our strong opinion that any action taken by the Fed in the coming months would be an attempt to re-normalize rates from their previous hyper-stimulative levels. We did not foresee a credit tightening cycle designed to discourage economic growth. Instead, we looked for the Fed to become less stimulative, rather than more restrictive, in its monetary policy directives.

2

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link,

EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

Charles E. Jeanne, CFA Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Nasdaq symbol	EGASX	EGBSX	EGCSX	EGSYX

Average annual return*

1-year with sales charge	0.64%	-0.07%	3.93%	N/A

1-year w/o sales charge	5.67%	4.93%	4.93%	5.98%

5-year	4.61%	4.53%	5.26%	5.91%

10-year	5.70%	5.44%	6.04%	6.50%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.67% for the twelve-month period ended August 31, 2004, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.11% ..

The fixed income markets showed considerable volatility during the twelve-months ended August 31, 2004, with interest rates and bond prices reacting to changing reports about the economy and its ability to create new jobs. By the end of the fiscal year, the yields of longer-maturity bonds had fallen and bond prices had risen from their levels at the beginning of the period. Among shorter-term maturities, however, yields ended the period at higher levels as investors anticipated further increases in the influential federal funds rate by the Federal Reserve. Volatility also intensified in the municipal bond market by the appearance of non-traditional investors, seeking short-term profits from the attractive prices in some parts of the municipal market.

South Carolina general obligation debt continued to have AAA ratings from the three major rating services. However, in December 2003, the Moody's rating service gave the bonds a negative outlook. Since that time, the state has responded with pro-active fiscal management disciplines to restore balanced operations. The response includes passage by the Legislature of the Fiscal Discipline Plan of 2004, which provides a funding mechanism to eliminate the state's accumulated operating fund deficit. The economy of South Carolina continues to be reliant on the textile and manufacturing industries, and the state's unemployment rate has been above the national average.

We continued to pursue a strategy that emphasized yield with stability of the fund's net asset value, rather than total return. As a result, the fund did not participate in certain areas of the market that saw price appreciation. For example, securities in the longer term maturity range saw prices rise, while the fund maintained its focus on the short to intermediate range maturities. Later in the period, management focused on higher coupon bonds with maturities of 20 to 25 years because of their yield advantages and their superior price protection against the risk of rising interest rates. However, when interest rates rose dramatically and prices declined in March and April 2004, emphasis was placed on intermediate term securities that offered greater price protection. These tactics tended to help the fund's performance.

At the end of the fiscal year, average credit quality was AA+, the same as at the start of the fiscal year. The fund's duration, a measure of sensitivity to changes in interest rates, was 4.40 years. It had been 4.71 years at the beginning of the fiscal year.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of August 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account valuesand actual expenses. You may use the information in these columns, together with the amount youinvested, to estimate the expenses that you paid over the period. Simply divide your account valueby $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the resultby the number in the appropriate column for your share class, in the column entitled "Expenses PaidDuring Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" providesinformation about hypothetical account values and hypothetical expenses based on the fund's actualexpense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund'sactual return. The hypothetical account values and expenses may not be used to estimate the actualending account balance or expenses you paid for the period. You may use this information tocompare the ongoing costs of investing in the fund and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports ofthe other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	(3/1/2004)	(8/31/2004)	Period*

Actual
Class A	$1,000.00	$998.40	$4.52
Class B	$1,000.00	$994.88	$8.02
Class C	$1,000.00	$994.88	$8.02
Class I	$1,000.00	$999.91	$3.02
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.61	$4.57
Class B	$1,000.00	$1,017.09	$8.11
Class C	$1,000.00	$1,017.09	$8.11
Class I	$1,000.00	$1,022.12	$3.05

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.60% for Class B, 1.60% for Class C and 0.60% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.21	$ 10.36	$ 10.25	$ 9.79	$ 9.84

Income from investment operations
Net investment income	0.38	0.39	0.44	0.45	0.46
Net realized and unrealized gains or losses on securities	0.20	(0.14)	0.11	0.46	0.02

Total from investment operations	0.58	0.25	0.55	0.91	0.48

Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.44)	(0.45)	(0.46)
Net realized gains	(0.02)	(0.01)	0	0	(0.07)

Total distributions to shareholders	(0.40)	(0.40)	(0.44)	(0.45)	(0.53)

Net asset value, end of period	$ 10.39	$ 10.21	$ 10.36	$10.25	$ 9.79

Total return [1]	5.67%	2.41%	5.51%	9.54%	5.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,715	$71,653	$59,624	$3,638	$1,937
Ratios to average net assets
Expenses [2]	0.89%	0.88%	0.86%	0.89%	0.79%
Net investment income	3.61%	3.74%	4.12%	4.50%	4.81%
Portfolio turnover rate	37%	42%	17%	17%	55%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.21	$ 10.36	$10.25	$ 9.79	$ 9.84

Income from investment operations
Net investment income	0.30	0.31	0.36	0.38	0.39
Net realized and unrealized gains or losses on securities	0.20	(0.14)	0.11	0.46	0.02

Total from investment operations	0.50	0.17	0.47	0.84	0.41

Distributions to shareholders from
Net investment income	(0.30)	(0.31)	(0.36)	(0.38)	(0.39)
Net realized gains	(0.02)	(0.01)	0	0	(0.07)

Total distributions to shareholders	(0.32)	(0.32)	(0.36)	(0.38)	(0.46)

Net asset value, end of period	$ 10.39	$ 10.21	$10.36	$10.25	$ 9.79

Total return [1]	4.93%	1.66%	4.73%	8.73%	4.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,106	$13,077	$8,165	$4,920	$4,627
Ratios to average net assets
Expenses [2]	1.60%	1.60%	1.61%	1.64%	1.53%
Net investment income	2.91%	2.99%	3.49%	3.77%	4.04%
Portfolio turnover rate	37%	42%	17%	17%	55%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2004	2003	2002 [1]

Net asset value, beginning of period	$10.21	$10.36	$ 9.97

Income from investment operations
Net investment income	0.30	0.31	0.15
Net realized and unrealized gains or losses on securities	0.20	(0.14)	0.39

Total from investment operations	0.50	0.17	0.54

Distributions to shareholders from
Net investment income	(0.30)	(0.31)	(0.15)
Net realized gains	(0.02)	(0.01)	0

Total distributions to shareholders	(0.32)	(0.32)	(0.15)

Net asset value, end of period	$10.39	$10.21	$10.36

Total return [2]	4.93%	1.66%	5.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,061	$7,028	$ 204
Ratios to average net assets
Expenses [3]	1.59%	1.59%	1.61% 4
Net investment income	2.91%	2.96%	3.15% 4
Portfolio turnover rate	37%	42%	17%

[1] For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.21	$ 10.36	$ 10.25	$ 9.79	$ 9.84

Income from investment operations
Net investment income	0.41	0.42	0.46	0.48	0.49
Net realized and unrealized gains or losses on securities	0.20	(0.14)	0.11	0.46	0.02

Total from investment operations	0.61	0.28	0.57	0.94	0.51

Distributions to shareholders from
Net investment income	(0.41)	(0.42)	(0.46)	(0.48)	(0.49)
Net realized gains	(0.02)	(0.01)	0	0	(0.07)

Total distributions to shareholders	(0.43)	(0.43)	(0.46)	(0.48)	(0.56)

Net asset value, end of period	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79

Total return	5.98%	2.68%	5.77%	9.82%	5.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$309,708	$328,574	$344,905	$50,292	$54,231
Ratios to average net assets
Expenses [2]	0.59%	0.60%	0.61%	0.64%	0.54%
Net investment income	3.91%	4.01%	4.40%	4.77%	5.04%
Portfolio turnover rate	37%	42%	17%	17%	55%

[1] Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.9%
AIRPORT 1.2%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$ 300,000	$323,484
Metro. Washington, DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,477,560

		4,801,044

COMMUNITY DEVELOPMENT DISTRICT 0.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	779,835

CONTINUING CARE RETIREMENT COMMUNITY 0.2%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living,
Ser. A, 6.90%, 07/01/2019	930,000	904,695

EDUCATION 12.8%
Citadel Military College, SC RB, 5.125%, 04/01/2017, (Insd. by AMBAC)	1,245,000	1,320,571
Clemson Univ., SC Univ. RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	617,522
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	3,184,815
College Charleston South Carolina Academy, 5.125%, 04/01/2034	5,910,000	6,015,907
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,061,500
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj.,
5.50%, 03/01/2007	760,000	787,064
Greenville Cnty., SC Sch. Dist. Installment Purchase RB:
6.00%, 12/01/2021	1,000,000	1,126,960
Bldg. Equity Sooner Tomorrow:
5.25%, 12/01/2021	1,000,000	1,052,300
5.875%, 12/01/2015	1,000,000	1,132,520
5.875%, 12/01/2016	9,000,000	10,199,430
5.875%, 12/01/2017	2,000,000	2,262,040
5.875%, 12/01/2018	1,000,000	1,125,780
6.00%, 12/01/2020	5,000,000	5,653,450
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,371,106
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2015, (Insd. by FSA)	2,200,000	2,474,978
Univ. South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,459,874
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,587,279
Univ. South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	1,015,000	1,107,812
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,698,922
Ser. A, 5.50%, 06/01/2014	575,000	646,013
Ser. A, 5.50%, 06/01/2015	605,000	674,496

		49,560,339

ELECTRIC REVENUE 7.4%
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Co. Proj.,
Ser. A, FRN 2.35%, 09/01/2030	5,000,000	4,945,500
South Carolina Pub. Svcs. Auth. RB:
Ser. A, 5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,843,150
Ser. A, 5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,258,380

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
South Carolina Pub. Svcs. Auth. RRB:
Ser. A, 5.00%, 01/01/2014, (Insd. by MBIA)	$ 1,000,000	$1,084,290
Ser. A, 5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,646,719
Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,803,293
Ser. A, 5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,660,918
Ser. B, 5.70%, 01/01/2008, (Insd. by FGIC)	1,000,000	1,069,630
Ser. B, 5.875%, 01/01/2013, (Insd. by FGIC)	3,745,000	4,013,517
Ser. B, 6.50%, 01/01/2006, (Insd. by FGIC)	1,250,000	1,329,250

		28,654,647

GENERAL OBLIGATION - LOCAL 20.7%
Anderson Cnty., SC Sch. Dist. No. 2 GO:
Ser. B, 6.00%, 03/01/2014	1,200,000	1,384,212
Ser. B, 6.00%, 03/01/2016	1,325,000	1,515,270
Barnwell Cnty., SC Sch. Dist. No. 45 GO, 5.40%, 02/01/2009, (Insd. by AMBAC)	850,000	880,422
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,420,939
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,089,260
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,259,574
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,720,160
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014	2,200,000	2,444,442
5.375%, 04/01/2015	3,010,000	3,304,649
5.375%, 04/01/2016	4,500,000	4,940,505
5.375%, 04/01/2017	5,000,000	5,489,450
5.375%, 04/01/2018	3,705,000	4,067,682
5.375%, 04/01/2019	2,500,000	2,744,725
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,781,369
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,236,675
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	10,890,710
Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	2,270,000	2,402,477
Charleston Cnty., SC GO:
5.00%, 04/01/2007	1,000,000	1,075,940
5.50%, 06/01/2014	1,250,000	1,331,300
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,287,320
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,113,437
5.40%, 04/01/2021	1,120,000	1,275,366
5.50%, 04/01/2025	2,700,000	3,088,395
Horry Cnty., SC GO, 5.125%, 03/01/2017	1,160,000	1,255,375
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,120,650
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016, (Insd. by FGIC)	1,025,000	1,140,118
Oconee Cnty., SC Sch. Dist. GO:
5.00%, 09/01/2010, (Insd. by MBIA)	1,000,000	1,054,550
5.10%, 09/01/2011, (Insd. by MBIA)	1,155,000	1,219,149
5.10%, 09/01/2012, (Insd. by MBIA)	1,090,000	1,150,539
5.10%, 09/01/2013, (Insd. by MBIA)	275,000	290,273

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017	$ 1,665,000	$1,813,984
5.75%, 03/01/2014, (Insd. by FSA)	500,000	576,675
Platte Cnty., MO Sch. Dist. GO, RRB & Impt., 5.375%, 03/01/2017	2,000,000	2,203,340
Puerto Rico Cmnwlth. GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,173,560
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	975,000	1,032,808
5.75%, 03/01/2016	1,000,000	1,123,380
5.75%, 03/01/2017	2,160,000	2,421,878
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,102,570
5.375%, 04/01/2020	1,005,000	1,097,973
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,120,490
Piedmont, SC Muni. Pwr. Agcy. RRB, 6.75%, 01/01/2019	500,000	634,355

		80,275,946

GENERAL OBLIGATION - STATE 0.9%
Puerto Rico Pub. Fin. Corp. GO, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,441,630

HOSPITAL 11.8%
Greenville, SC Hosp. Sys. Facs. RRB:
Ser. A, 5.25%, 05/01/2017	2,000,000	2,065,060
Ser. A, 5.75%, 05/01/2014	1,000,000	1,046,720
Ser. B, 5.60%, 05/01/2010	1,115,000	1,177,819
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,369,158
Horry Cnty., SC Hosp. Fee Spl. Obl. RB:
4.75%, 04/01/2007	585,000	622,253
6.00%, 04/01/2014	500,000	556,450
6.00%, 04/01/2015	1,000,000	1,108,760
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,139,856
5.50%, 05/01/2032	4,250,000	4,332,620
6.00%, 11/01/2018	6,650,000	7,303,961
Loris, SC Cmnty. Hosp. RB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,004,160
Ser. B, 5.625%, 01/01/2020	1,000,000	1,002,290
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs.:
Ser. A, 6.25%, 08/15/2022	6,500,000	6,863,610
Ser. A, 6.375%, 08/15/2027	1,500,000	1,565,355
South Carolina Jobs EDA Hosp. Facs. RB, Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,574,115
5.50%, 02/01/2011, (Insd. by FSA)	265,000	295,382
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,172,861
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,826,928
Oconee Mem. Hosp., Inc., 6.15%, 03/01/2015	200,000	208,086

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	$ 2,595,000	$2,696,283
5.50%, 04/15/2015, (Insd. by AMBAC)	4,035,000	4,270,371
5.50%, 04/15/2017, (Insd. by FSA)	500,000	551,595

		45,753,693

HOUSING 1.8%
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	85,000	85,231
South Carolina Hsg. Auth. RB, Homeownership Mtge. Purchase, Ser. A,
6.15%, 07/01/2008	1,200,000	1,226,760
South Carolina Hsg. Fin. & Dev. Auth. MHRB:
Ser. A, 5.95%, 07/01/2029, (Insd. by FHA)	360,000	372,445
Ser. A, 6.35%, 07/01/2025, (Insd. by FHA)	320,000	321,933
Ser. A, 6.55%, 07/01/2015	50,000	51,614
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	1,930,000	2,019,706
Heritage Ct. Apts.:
Ser. A, 5.85%, 07/01/2010	615,000	628,659
Ser. A, 6.15%, 07/01/2025, (Insd. by FHA)	595,000	601,390
Runaway Bay Apts. Proj., 6.125%, 12/01/2015	300,000	312,408
South Carolina Hsg. Fin. & Dev. Auth. SFHRB, 5.50%, 07/01/2025	1,000,000	1,045,070
Spartanburg, SC Leased Hsg. Corp. Mtge. RRB, 7.50%, 10/01/2011	390,000	398,604

		7,063,820

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	3,000,000	3,139,020
Berkeley Cnty., SC PCRB, 4.875%, 10/01/2014	2,000,000	2,120,620
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	3,000,000	3,116,010
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.50%, 10/01/2032 VRDN	5,000,000	5,000,000
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	790,057
South Carolina Jobs EDA IDRB, Plast-Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: Keybank)	220,000	220,552
5.70%, 07/01/2009, (LOC: Keybank)	200,000	200,344
5.80%, 07/01/2010, (LOC: Keybank)	190,000	190,297
5.90%, 07/01/2011, (LOC: Keybank)	230,000	230,331
6.25%, 07/01/2017, (LOC: Keybank)	400,000	400,468
York Cnty., SC PCRB, SAVRS, 1.50%, 09/15/2024	12,850,000	12,850,000

		28,257,699

LEASE 0.5%
Charleston Cnty., SC COP, Public Facs. Corp., 5.00%, 09/01/2011	1,795,000	1,978,808

POWER 0.4%
Piedmont, SC Muni. Pwr. Agcy. RRB, 6.25%, 01/01/2009	1,150,000	1,319,901

PRE-REFUNDED 3.0%
Calhoun Cnty., SC Solid Wst. Disposal Facs. RB, Eastman Kodak Co. Proj.,
6.75%, 05/01/2017	400,000	501,628

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Columbia, SC Wtrwrks. & Swr. Sys. RB:
6.00%, 02/01/2014	$ 2,000,000	$2,313,000
6.00%, 02/01/2015	1,960,000	2,266,740
Georgetown Cnty., SC Wtr. & Swr. Dist. RRB, Impt. Jr. Lien, 6.50%, 06/01/2017	200,000	211,244
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018,
(Insd. by AMBAC)	400,000	433,052
Lexington, SC Wtr. & Swr. RB, 5.50%, 04/01/2029	2,000,000	2,195,700
Piedmont, SC Muni. Pwr. Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	797,929
5.60%, 01/01/2009, (Insd. by MBIA)	1,695,000	1,900,570
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	356,407
Richland Cnty., SC Hosp. Facs. RB, 7.10%, 07/01/2005, (Insd. by FSA)	675,000	706,226

		11,682,496

PUBLIC FACILITIES 4.5%
Charleston Cnty., SC COP, Refunding Charleston Pub. Facs. Corp.:
5.50%, 12/01/2015, (Insd. by MBIA)	5,500,000	5,695,250
6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	4,021,312
Hilton Head Islands, SC Pub. Facs. Corp. COP, 5.40%, 03/01/2009,
(Insd. by AMBAC)	1,000,000	1,038,830
Puerto Rico Pub. Bldgs. Auth. RB:
Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,209,400
Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	2,000,000	2,101,980
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2019,
(Insd. by FSA)	2,000,000	2,209,240

		17,276,012

RESOURCE RECOVERY 1.3%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,265,230
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,644,975

		4,910,205

SPECIAL TAX 0.7%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,118,050
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,557,585

		2,675,635

STUDENT LOAN 0.6%
South Carolina Edl. Assistance Auth. RB:
Gtd. Student Loan Sr. Lien, Ser. A-3, 5.80%, 09/01/2007	1,000,000	1,000,000
Gtd. Student Loan Sub. Lien, Ser. B, 5.70%, 09/01/2005	1,000,000	1,032,140
Gtd. Student Loans, Ser. C, 5.875%, 09/01/2007	250,000	258,870

		2,291,010

TOBACCO REVENUE 2.2%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	9,165,000	8,603,735

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2004	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 7.0%
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2026,
(Insd. by FGIC)	$13,150,000	$14,447,642
South Carolina Trans. Infrastructure Bank RB:
Ser. A, 5.00%, 10/01/2007, (Insd. by MBIA)	1,040,000	1,129,575
Ser. A, 5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,091,650
Ser. A, 5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,514,950
Ser. A, 5.50%, 10/01/2013, (Insd. by MBIA)	1,000,000	1,125,620
Ser. A, 5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,861,882

		27,171,319

UTILITY 2.7%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	1,000,000	1,080,980
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,211,445
Hilton Head, SC Pub. Service Dist. No. 1 RB, 5.50%, 08/01/2015,
(Insd. by MBIA)	2,000,000	2,104,460
Hilton Head, SC Pub. Service Dist. No. 1 RRB, 5.50%, 08/01/2020	4,000,000	4,225,400
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007, (Insd. by FSA)	1,745,000	1,867,028

		10,489,313

WATER & SEWER 11.7%
Anderson Cnty., SC Joint Muni. Wtr. Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,821,538
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,911,502
Charleston, SC Wtrwrks. & Swr. RRB:
5.00%, 01/01/2009	1,500,000	1,645,935
5.125%, 01/01/2010	3,700,000	4,111,662
Columbia, SC Wtrwrks. & Swr. Sys. RRB:
5.50%, 02/01/2009	500,000	558,860
5.70%, 02/01/2010	3,970,000	4,529,810
Florence, SC Wtr. & Swr. RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	854,412
Florence, SC Wtr. & Swr. RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,620,880
Grand Strand, SC Wtr. & Swr. Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,809,899
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	5,344,473
Greenville, SC Swr. Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,209,308
Greenville, SC Wtrwrks. RB, 5.50%, 02/01/2022	2,000,000	2,159,300
Lexington, SC Wtr. & Swr. RB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	563,695
North Charleston, SC Swr. Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,137,887
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,525,688
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	1,250,000	1,334,537
Western Carolina Regl. Swr. Auth. SC RRB:
5.375%, 03/01/2018, (Insd. by FSA)	3,040,000	3,361,389
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,001,228

		45,502,003

Total Municipal Obligations (cost $359,083,361)		383,393,785

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2004
		Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund ø	(cost $532,899)	532,899	$532,899

Total Investments (cost $359,616,260) 99.1%			383,926,684
Other Assets and Liabilities 0.9%			3,663,542

Net Assets 100.0%			$387,590,226

ø              Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	RB	Revenue Bond
FRN	Floating Rate Note	RHA	Residential Housing Association
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GO	General Obligation	SAVRS	Select Auction Variable Rate Securities
IDA	Industrial Development Authority	SFHRB	Single Family Housing Revenue Bond
IDRB	Industrial Development Revenue Bond	VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

The following table shows the percent of total investments by geographic location as of August 31, 2004:

South Carolina	86.1%
Puerto Rico	6.1%
Virginia	1.9%
Georgia	1.5%
District of Columbia	1.2%
Florida	0.8%
Pennsylvania	0.8%
U.S. Virgin Islands	0.8%
Missouri	0.6%
Maryland	0.2%

100.0%

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2004

The following table shows the percentage of total investment by credit quality based on Moody's and Standard & Poor's ratings as of August 31, 2004 (unaudited):

AAA	52.0%
AA	24.2%
A	10.3%
BBB	8.9%
NR	4.6%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2004 (unaudited):

Less than 1 year	5.2%
1 to 3 year(s)	4.5%
3 to 5 years	5.5%
5 to 10 years	25.7%
10 to 20 years	54.2%
20 to 30 years	4.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

Assets
Investments in securities, at value (cost $359,616,260)	$383,926,684
Receivable for Fund shares sold	87,867
Interest receivable	5,043,002
Prepaid expenses and other assets	5,164

Total assets	389,062,717

Liabilities
Dividends payable	1,086,724
Payable for Fund shares redeemed	336,736
Advisory fee payable	4,441
Distribution Plan expenses payable	1,004
Due to other related parties	1,323
Accrued expenses and other liabilities	42,263

Total liabilities	1,472,491

Net assets	$387,590,226

Net assets represented by
Paid-in capital	$362,715,261
Overdistributed net investment income	(149,391)
Accumulated net realized gains on securities	713,932
Net unrealized gains on securities	24,310,424

Total net assets	$387,590,226

Net assets consists of
Class A	$58,714,838
Class B	12,106,213
Class C	7,061,025
Class I	309,708,150

Total net assets	$387,590,226

Shares outstanding
Class A	5,648,478
Class B	1,164,619
Class C	679,289
Class I	29,794,255

Net asset value per share
Class A	$10.39
Class A - Offering price (based on sales charge of 4.75%)	$10.91
Class B	$10.39
Class C	$10.39
Class I	$10.39

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended August 31, 2004

Investment income
Interest	$18,357,122

Expenses
Advisory fee	1,711,817
Distribution Plan expenses
Class A	198,081
Class B	130,956
Class C	74,143
Administrative services fee	407,309
Transfer agent fees	56,370
Trustees' fees and expenses	5,931
Printing and postage expenses	33,499
Custodian and accounting fees	112,656
Registration and filing fees	41,215
Professional fees	24,162
Other	31,739

Total expenses	2,827,878
Less: Expense reductions	(1,586)
Expense reimbursements	(3,148)

Net expenses	2,823,144

Net investment income	15,533,978

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,603,078
Net change in unrealized gains or losses on securities	6,836,598

Net realized and unrealized gains or losses on securities	8,439,676

Net increase in net assets resulting from operations	$23,973,654

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2004		2003

Operations
Net investment income		$ 15,533,978		$ 16,985,771
Net realized gains on securities		1,603,078		476,131
Net change in unrealized gains or losses
on securities		6,836,598		(6,707,504)

Net increase in net assets resulting from
operations		23,973,654		10,754,398

Distributions to shareholders from
Net investment income
Class A		(2,387,688)		(2,476,590)
Class B		(382,006)		(342,665)
Class C		(216,415)		(154,494)
Class I		(12,582,416)		(14,057,157)
Net realized gains
Class A		(111,823)		(52,652)
Class B		(20,322)		(7,977)
Class C		(11,601)		(2,089)
Class I		(509,787)		(289,293)

Total distributions to shareholders		(16,222,058)		(17,382,917)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	799,163	8,276,011	2,527,367	26,131,247
Class B	122,165	1,271,184	671,973	6,994,728
Class C	189,832	1,969,253	739,497	7,701,061
Class I	2,915,903	30,238,415	5,104,250	53,118,417

		41,754,863		93,945,453

Net asset value of shares issued in
reinvestment of distributions
Class A	143,579	1,490,477	141,902	1,472,456
Class B	23,941	248,394	22,469	233,193
Class C	13,478	139,733	7,797	80,891
Class I	43,130	448,644	47,655	491,950

		2,327,248		2,278,490

Automatic conversion of Class B shares
to Class A shares
Class A	19,913	206,936	23,693	247,232
Class B	(19,913)	(206,936)	(23,693)	(247,232)

		0		0

Payment for shares redeemed
Class A	(2,335,021)	(24,301,992)	(1,426,948)	(14,817,819)
Class B	(242,905)	(2,492,799)	(177,468)	(1,834,882)
Class C	(212,687)	(2,191,673)	(78,344)	(811,221)
Class I	(5,360,449)	(55,589,005)	(6,246,437)	(64,696,888)

		(84,575,469)		(82,160,810)

Net increase (decrease) in net assets
resulting from capital share transactions		(40,493,358)		14,063,133

Total increase (decrease) in net assets		(32,741,762)		7,434,614
Net assets
Beginning of period		420,331,988		412,897,374

End of period		$ 387,590,226		$ 420,331,988

Overdistributed net investment income		$ (149,391)		$ (155,012)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and

22

NOTES TO FINANCIAL STATEMENTS continued

begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $3,148.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

23

NOTES TO FINANCIAL STATEMENTS continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

For the year ended August 31, 2004, EIS received $1,622 from the sale of Class A shares and $25,184 and $7,892 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $146,429,275 and $176,559,019, respectively, for the year ended August 31, 2004.

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $359,811,705. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,152,188 and $37,209, respectively, with a net unrealized appreciation of $24,114,979.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Undistributed
Exempt-Interest	Long-term	Unrealized
Income	Capital Gain	Appreciation

$ 90,462	$ 850,448	$ 24,114,979

24

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2004	2003

Ordinary Income	$91,400	$37,411
Exempt-Interest Income	15,477,125	16,993,495
Long-term Capital Gain	653,533	398,519

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

25

NOTES TO FINANCIAL STATEMENTS continued

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS continued

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen South Carolina Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen South Carolina Municipal Bond Fund, as of August 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts October 8, 2004

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $653,533 for the fiscal year ended August 31, 2004.

For the fiscal year ended August 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.42% ..

29

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31

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567753 rv1 10/2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Virginia Municipal Bond Fund, which covers the twelve-month period ended August 31, 2004.

As we entered the investment period at the end of the summer of 2003, our municipal bond portfolio teams had to prepare for a variety of challenges and catalysts. Challenges included the changes in tax laws and the improving economy, while catalysts involved were geopolitical uncertainties, an accommodative stance from the Federal Reserve (Fed), and the ever-present desire for capital preservation. Considering these alternating issues of risk and reward, we continued to provide diversified strategies within our fixed income portfolios.

The period began last year with the financial markets focused on the war in Iraq. This uncertainty had led to higher demand for bonds, particularly within the Treasury market, as many investors sought solace in a flight to quality. Performance in government bonds carried over to many municipal and corporate issues, too, and the increased demand for bonds quickly became a sort of self-fulfilling prophecy, as total return potential climbed with higher prices and declining yields. This increasingly popular strategy had set the stage for a summer of volatility unmatched in recent history. With the Federal Reserve expressing concerns about deflation, while alternatively forecasting economic growth in excess of four percent, the confused bond market swung violently throughout the summer of 2004.

It was our strong opinion, though, that the Fed would not be as aggressive in the anticipated tightening cycle as the market apparently feared. As a result, our portfolio managers adopted moderately defensive positions, which benefited from the Fed's

LETTER TO SHAREHOLDERS continued

famous pronouncement last autumn of "policy accommodation for a considerable period." The markets began to stabilize, providing a welcome respite for owners of Treasuries and municipal securities. In addition to the excitement in Treasuries, municipal bonds also experienced heightened volatility related to the changes in the tax laws, which were initially perceived as a potential threat. After careful consideration, though, we became increasingly confident that capital preservation would remain a primary, if not dominant, theme for the future demand of municipal securities. Another issue confronting the municipal market was the poor financial condition of many states and local governments. Yet many of our portfolios were positioned for economic recovery and as tax receipts climbed, the financial conditions of many of these entities improved.

Throughout the investment period, the Federal Reserve attempted to improve the clarity of its intentions for the financial markets. At the conclusion of its monetary policy meetings, the Fed's statements ranged from "policy accommodation for a considerable period" to one of being "measured" in its approach to remove this monetary stimulus. During the first half of 2004, though, these attempts at clarity caused volatility throughout the fixed income markets, which feared a repeat of the experiences in 1994. Given the level of interest rates, inflation, the dollar, and global economic growth, we believed these concerns were overblown. Indeed, due to the Fed's attempts to improve clarity, yields had begun to discount Fed activity, unlike the period ten years ago when the bond market was caught off guard by the extent of Fed tightening. Once the Fed began to tighten, in late June, it appeared to us that the market had already sufficiently priced-in a gradual process of higher interest rates. Moreover, it was our strong opinion that any action taken by the Fed in the coming months would be an attempt to re-normalize rates from their previous hyper-stimulative levels. We did not foresee a credit tightening cycle designed to discourage economic growth. Instead, we looked for the Fed to become less stimulative, rather than more restrictive, in its monetary policy directives.

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund.

You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of August 31, 2004

MANAGEMENT TEAM

Charles E. Jeanne, CFA

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGVRX	EVABX	EVACX	EGVZX

Average annual return*

1-year with sales charge	0.34%	-0.43%	3.57%	N/A

1-year w/o sales charge	5.31%	4.57%	4.57%	5.62%

5-year	4.49%	4.42%	5.15%	5.80%

10-year	5.51%	5.23%	5.83%	6.29%

* Adjusted for maximum applicablesales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Virginia Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 5.31% for the twelve-month period ended August 31, 2004, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 7.11% ..

The fixed income markets showed considerable volatility during the twelve-months ended August 31, 2004, with interest rates and bond prices reacting to changing reports about the economy and its ability to create new jobs. By the end of the fiscal year, the yields of longer maturity bonds had fallen and bond prices had risen from their levels at the beginning of the period. Among shorter term maturities, however, yields ended the period at higher levels as investors anticipated further increases in the influential fed funds rate by the Federal Reserve. Volatility also intensified in the municipal bond market by the appearance of non-traditional investors, seeking short-term profits from the attractive prices in some parts of the municipal market.

The overall outlook for Virginia's general obligation debt improved during the year. While the three major rating services maintained AAA ratings for Virginia general obligation bonds, the Moody's rating service improved its outlook for the state's debt to stable from the previous "Creditwatch" for a possible downgrade. This improved outlook came after the state General Assembly passed a balanced budget that was expected to raise additional revenues through increases in sales and cigarette taxes. Virginia's overall economy appeared to be strong, with the state's unemployment rate remaining well below the national average.

We continued to pursue a strategy that emphasized yield with stability of the fund's net asset value, rather than total return. As a result, the fund did not participate in certain areas of the market that saw price appreciation. For example, securities in the longer term maturity range saw prices rise, while the fund maintained its focus on the short to intermediate range maturities. Later in the period, management focused on higher coupon bonds with maturities of 20 to 25 years because of their yield advantages and their superior price protection against the risk of rising interest rates. However, when interest rates rose dramatically and prices declined in March and April 2004, emphasis was placed on intermediate term securities that offered greater price protection. These tactics tended to help the fund's performance.

At the end of the fiscal year, average credit quality was AA+, the same as at the start of the fiscal year. The fund's duration, a measure of sensitivity to changes in interest rates, was 3.90 years. It had been 4.63 years at the beginning of the fiscal year.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of August 31, 2004, and subject to change.

ABOUT  YOUR  FUND'S  EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	(3/1/2004)	(8/31/2004)	Period*

Actual
Class A	$1,000.00	$1,000.45	$4.68
Class B	$1,000.00	$ 996.93	$8.13
Class C	$1,000.00	$ 996.93	$8.18
Class I	$1,000.00	$1,001.96	$3.12
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.46	$4.72
Class B	$1,000.00	$1,016.99	$8.21
Class C	$1,000.00	$1,016.94	$8.26
Class I	$1,000.00	$1,022.02	$3.15

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.62% for Class B, 1.63% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.31	$ 10.48	$ 10.36	$ 9.95	$ 9.93

Income from investment operations
Net investment income	0.40	0.41	0.45	0.46	0.47
Net realized and unrealized gains or losses on securities	0.14	(0.17)	0.12	0.41	0.05

Total from investment operations	0.54	0.24	0.57	0.87	0.52

Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.45)	(0.46)	(0.48)
Net realized gains	0	0	0	0	(0.02)

Total distributions to shareholders	(0.40)	(0.41)	(0.45)	(0.46)	(0.50)

Net asset value, end of period	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Total return [1]	5.31%	2.32%	5.67%	9.00%	5.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,898	$76,374	$77,477	$55,863	$45,759
Ratios to average net assets
Expenses [2]	0.92%	0.89%	0.88%	0.85%	0.74%
Net investment income	3.82%	3.92%	4.33%	4.59%	4.87%
Portfolio turnover rate	23%	26%	19%	20%	52%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.31	$ 10.48	$ 10.36	$ 9.95	$ 9.93

Income from investment operations
Net investment income	0.33	0.34	0.37	0.39	0.40
Net realized and unrealized gains or losses on securities	0.14	(0.17)	0.12	0.41	0.04

Total from investment operations	0.47	0.17	0.49	0.80	0.44

Distributions to shareholders from
Net investment income	(0.33)	(0.34)	(0.37)	(0.39)	(0.40)
Net realized gains	0	0	0	0	(0.02)

Total distributions to shareholders	(0.33)	(0.34)	(0.37)	(0.39)	(0.42)

Net asset value, end of period	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Total return [1]	4.57%	1.58%	4.88%	8.19%	4.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,836	$26,841	$22,293	$17,938	$15,119
Ratios to average net assets
Expenses [2]	1.62%	1.62%	1.63%	1.60%	1.49%
Net investment income	3.14%	3.18%	3.58%	3.83%	4.11%
Portfolio turnover rate	23%	26%	19%	20%	52%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2004	2003	2002 [1]

Net asset value, beginning of period	$10.31	$10.48	$10.13

Income from investment operations
Net investment income	0.33	0.34	0.16
Net realized and unrealized gains or losses on securities	0.14	(0.17)	0.35

Total from investment operations	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.33)	(0.34)	(0.16)

Net asset value, end of period	$10.45	$10.31	$10.48

Total return [2]	4.57%	1.58%	5.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,021	$5,079	$ 828
Ratios to average net assets
Expenses [3]	1.62%	1.62%	1.63% [4]
Net investment income	3.13%	3.14%	3.10% [4]
Portfolio turnover rate	23%	26%	19%

[1] For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.31	$ 10.48	$ 10.36	$ 9.95	$ 9.93

Income from investment operations
Net investment income	0.43	0.44	0.48	0.49	0.50
Net realized and unrealized gains or losses on securities	0.14	(0.17)	0.12	0.41	0.04

Total from investment operations	0.57	0.27	0.60	0.90	0.54

Distributions to shareholders from
Net investment income	(0.43)	(0.44)	(0.48)	(0.49)	(0.50)
Net realized gains	0	0	0	0	(0.02)

Total distributions to shareholders	(0.43)	(0.44)	(0.48)	(0.49)	(0.52)

Net asset value, end of period	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Total return	5.62%	2.59%	5.93%	9.28%	5.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$201,136	$209,094	$220,921	$100,114	$108,222
Ratios to average net assets
Expenses [2]	0.62%	0.62%	0.62%	0.61%	0.49%
Net investment income	4.12%	4.19%	4.56%	4.84%	5.12%
Portfolio turnover rate	23%	26%	19%	20%	52%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.4%
AIRPORT 3.5%
Charlottesville-Albemarle, VA Arpt. Auth. RB, 6.13%, 12/01/2013	$ 250,000	$263,260
Metro. Washington, DC Arpt. Auth. RB:
Ser. A, 5.50%, 10/01/2012	750,000	830,025
Ser. A, 5.75%, 10/01/2017	1,860,000	2,082,066
Ser. A, 5.75%, 10/01/2018	6,680,000	7,454,813

		10,630,164

COMMUNITY DEVELOPMENT DISTRICT 1.1%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. RB, Wallens Ridge
Dev. Proj., 5.50%, 09/01/2015	1,700,000	1,801,320
Frederick Cnty., MD Spl. Obl. RB:
Urbana CDA, 6.63%, 07/01/2025	500,000	519,890
Urbana CDD, 6.25%, 07/01/2010	820,000	842,566

		3,163,776

CONTINUING CARE RETIREMENT COMMUNITY 2.7%
Albemarle Cnty., VA IDA Residential Care Facs. RB, Our Lady of Peace, Inc.:
6.45%, 07/01/2015	100,000	102,939
6.63%, 07/01/2021	185,000	190,008
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Nursing Home Proj.,
5.88%, 12/01/2021, (Insd. by GNMA)	500,000	528,090
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living,
Ser. A, 6.90%, 07/01/2019	935,000	909,559
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj.,
Ser. B, 5.00%, 08/01/2028	5,000,000	5,040,650
Virginia Beach, VA Dev. Auth. Hlth. Care Facs. RB, Sentara Hlth. Sys.,
5.25%, 11/01/2015	1,250,000	1,330,975

		8,102,221

EDUCATION 12.4%
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Bldg. Equity Sooner
Tomorrow, 6.00%, 12/01/2020	750,000	848,018
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation,
5.45%, 01/01/2021	1,750,000	1,852,637
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	2,000,000	2,171,740
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program:
5.00%, 08/01/2008	500,000	537,220
5.00%, 08/01/2015	500,000	534,315
5.25%, 02/01/2017	3,920,000	4,314,940
Pub. Higher Ed. Fin. Program, Ser. A, 5.75%, 09/01/2019	220,000	246,347
Virginia Polytechnic Institute & State Univ. RB:
Ser. A, 5.50%, 06/01/2016	3,535,000	3,834,167
Univ. Svcs. Sys., Ser. C, 5.50%, 06/01/2016	1,500,000	1,626,945

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Virginia Pub. Sch. Auth. RB:
Ser. A, 5.00%, 08/01/2013	$ 1,250,000	$1,375,713
Ser. A, 5.13%, 08/01/2011	1,370,000	1,526,522
Ser. A, 5.50%, 08/01/2015	1,500,000	1,690,320
Ser. B, 5.13%, 08/01/2014	6,345,000	6,834,707
Ser. B, 5.50%, 08/01/2011	1,405,000	1,597,274
Ser. I, 5.00%, 08/01/2012	2,000,000	2,166,620
Ser. I, 5.10%, 08/01/2013	4,650,000	5,052,597
Sch. Fin., Ser. A, 5.50%, 08/01/2016	500,000	551,110
Virginia Pub. Sch. Auth. RRB, Sch. Fin., Ser. I, 5.13%, 08/01/2016	300,000	322,008

		37,083,200

GENERAL OBLIGATION - LOCAL 21.7%
Arlington Cnty., VA GO, 5.25%, 06/01/2014	1,000,000	1,104,000
Bristol, VA GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,837,807
Chesapeake, VA GO, 5.38%, 05/01/2010	3,000,000	3,239,190
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,944,358
5.75%, 01/15/2017	1,000,000	1,143,740
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,908,337
Fairfax Cnty., VA GO:
Ser. A, 4.50%, 06/01/2010	650,000	690,534
Ser. A, 5.00%, 06/01/2012	1,000,000	1,071,630
Ser. A, 5.13%, 06/01/2014	1,170,000	1,293,528
Ser. A, 5.25%, 06/01/2018	2,110,000	2,328,976
Hampton, VA GO:
5.75%, 02/01/2013	1,360,000	1,567,699
5.75%, 02/01/2016	1,960,000	2,232,323
6.00%, 01/15/2008	500,000	518,545
Pub. Impt., 3.75%, 02/01/2013 #	2,200,000	2,251,524
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,806,420
James City Cnty., VA GO, Refunding Pub. Impt., 5.20%, 12/15/2010, (Insd. by FGIC)	1,000,000	1,066,480
King George Cnty., VA IDA Lease GO, Sch. Proj., 6.40%, 08/01/2016	700,000	730,611
Loudoun Cnty., VA GO:
Ser. C, 5.20%, 12/01/2013	1,715,000	1,917,456
Ser. C, 5.25%, 12/01/2014	1,000,000	1,120,670
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	841,358
Lynchburg Cnty., VA BAN GO, Pub. Impt., 3.00%, 06/01/2006	1,700,000	1,709,333
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,093,730
Newport News, VA GO:
5.75%, 01/15/2017	1,940,000	2,145,834
Ser. A, 5.63%, 05/01/2015	500,000	579,200
Norfolk, VA GO:
5.00%, 07/01/2010, (Insd. by FGIC)	1,000,000	1,094,980
5.25%, 06/01/2011	3,000,000	3,211,920
5.70%, 06/01/2008, (Insd. by MBIA)	2,000,000	2,083,260
Capital Impt., 5.38%, 06/01/2015, (Insd. by FGIC)	1,000,000	1,098,450

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Portsmouth, VA GO, Refunding Pub. Impt., Ser. A, 5.50%, 06/01/2018,
(Insd. by FGIC)	$ 1,500,000	$1,657,458
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,277,800
5.50%, 01/15/2017	500,000	554,010
Roanoke, VA GO:
6.00%, 10/01/2013	1,730,000	2,027,820
6.00%, 10/01/2014	1,835,000	2,150,895
6.00%, 10/01/2015	1,950,000	2,285,693
6.00%, 10/01/2016	2,070,000	2,426,350
Stafford Cnty., VA GO, 5.50%, 01/01/2017	1,100,000	1,233,595
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,723,723
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	272,017
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	818,625
Virginia Beach, VA GO:
5.40%, 07/15/2009	1,575,000	1,771,623
6.00%, 09/01/2009	1,000,000	1,020,000

		64,851,502

GENERAL OBLIGATION - STATE 0.5%
Cmnwlth. of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,457,976

HOSPITAL 9.2%
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,769,722
5.50%, 07/01/2011	1,410,000	1,577,269
5.50%, 07/01/2015	480,000	523,003
5.50%, 07/01/2017	1,425,000	1,537,646
5.50%, 07/01/2018	1,000,000	1,065,580
Danville, VA IDA Hosp. RB, Danville Regl. Med. Ctr., 6.20%, 10/01/2009,
(Insd. by FGIC)	2,545,000	2,580,834
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.88%, 08/15/2016	370,000	389,980
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008,
(Insd. by MBIA)	2,360,000	2,702,483
Henrico Cnty., VA IDA Lease RB, Bon Secours Hlth. Sys. Proj., 5.60%,
08/15/2010, (Insd. by MBIA)	2,000,000	2,131,720
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.38%, 08/15/2027	1,500,000	1,565,355
Prince William Cnty., VA IDA RB, Potomac Hosp. Corp.:
6.75%, 10/01/2015	500,000	538,050
6.85%, 10/01/2025	1,000,000	1,077,170
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys.:
Ser. A, 5.50%, 07/01/2017	3,445,000	3,806,450
Ser. A, 5.50%, 07/01/2018	3,670,000	4,034,284
Virginia Beach, VA IDA RB, Gen. Hosp. Proj., 5.00%, 02/15/2007, (Insd. by AMBAC)	500,000	534,830
Washington Cnty., VA IDA RB, Johnston Mem. Hosp., 6.00%, 07/01/2014	750,000	792,060

		27,626,436

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 5.5%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts.,
4.88%, 07/01/2006	$ 305,000	$313,985
Arlington Cnty., VA IDA MHRB:
Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,955,000	2,084,323
Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,040,980
Ser. B, 6.50%, 07/01/2024	1,600,000	1,558,128
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Elderly Hsg., 6.00%, 09/01/2016,
(Insd. by FHA)	500,000	525,210
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj.,
6.20%, 04/01/2017, (LOC: PNC Bank & Insd. by FSA)	500,000	524,295
Portsmouth, VA Redev. & Hsg. Auth. MHRB, 6.30%, 09/01/2026, (Insd. by FNMA)	640,000	668,346
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,033,080
Ser. C, 7.00%, 07/01/2029	2,420,000	2,309,842
Virginia Hsg. Dev. Auth. MHRB:
Ser. B, 4.65%, 05/01/2010	910,000	960,432
Ser. H, 5.55%, 05/01/2015	1,000,000	1,054,130
Ser. H, 6.00%, 05/01/2010	500,000	516,670
Ser. H, 6.10%, 11/01/2011	1,000,000	1,032,510
Ser. H, 6.35%, 11/01/2011	300,000	306,564
Ser. I, 5.45%, 05/01/2018	500,000	528,890
Ser. K, 5.90%, 05/01/2011	400,000	417,504
Ser. O, 6.05%, 11/01/2017	500,000	524,575

		16,399,464

INDUSTRIAL DEVELOPMENT REVENUE 9.1%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.50%, 10/01/2032 VRDN	2,050,000	2,050,000
Dulles Town, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,295,000	6,420,837
Isle Wright Cnty., VA IDA Solid Wst. Disposal Facs. RB, Union Camp Corp. Proj.,
6.55%, 04/01/2024	2,535,000	2,593,457
Louisa, VA IDA Solid Wst. & Swr. Disposal RB, VA Elec. & Pwr. Proj.,
Ser. A, 2.30%, 03/01/2031	4,000,000	3,953,640
Mississippi Business Fin. Corp. PCRB, MS Pwr. Co. Proj., 1.55%, 09/01/2028 VRDN	5,000,000	5,000,000
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,528,596
Norfolk, VA IDA RB, Sentara Hosp., Ser. A, 6.50%, 11/01/2013	3,500,000	3,596,460
York Cnty., VA IDA PCRB, VA Elec. & Pwr. Co., 5.50%, 07/01/2009	1,000,000	1,062,280

		27,205,270

LEASE 5.5%
Arlington Cnty., VA IDA Lease RB, VA Capital Proj., 5.00%, 08/01/2014	500,000	555,460
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.50%, 07/01/2013, (Insd. by MBIA)	2,000,000	2,163,900
5.65%, 07/01/2009, (Insd. by MBIA)	2,215,000	2,402,544
5.75%, 07/01/2011, (Insd. by MBIA)	2,930,000	3,183,797
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB:
James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,075,690
Inova Hlth. Sys. Proj., 5.35%, 06/01/2006	250,000	264,885

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Henrico Cnty., VA IDA Lease RB, Regl. Jail Proj., 7.00%, 08/01/2013	$ 700,000	$749,035
Montgomery Cnty., VA IDRB, Auth. Lease:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,111,850
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,237,678
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.38%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,164,425
Prince William Cnty., VA Lease COP, 5.20%, 12/01/2005, (Insd. by MBIA)	500,000	522,320
Prince William Cnty., VA Park Auth. RB, 6.30%, 10/15/2006	500,000	512,975
Virginia Biotechnology Research Park RB, Biotech Five Proj.,
Ser. A, 5.25%, 10/01/2014	1,540,000	1,563,885

		16,508,444

MISCELLANEOUS REVENUE 0.6%
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	573,605
Virginia Pub. Bldg. Auth. Pub. Facs. RB, Ser. A, 6.00%, 08/01/2011	1,000,000	1,156,520

		1,730,125

PORT AUTHORITY 1.1%
Virginia Port Auth. Cmnwlth. Port Fund RB, 5.50%, 07/01/2018	3,000,000	3,292,170

PRE-REFUNDED 0.8%
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,188,050
Virginia Resource Wtr. & Swr. Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%, 10/01/2025	1,000,000	1,104,900

		2,292,950

PUBLIC FACILITIES 8.5%
Big Stone Gap, VA Redev. & Hsg. Auth. Correctional Facs. Lease RB, Wallens
Ridge Dev. Proj., 6.00%, 09/01/2007	3,675,000	3,912,221
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex,
Ser. A, 5.63%, 07/15/2017	1,000,000	1,097,220
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,426,217
Prince William Cnty., VA IDA RB, ATCC Proj., 6.00%, 02/01/2014	500,000	520,745
Prince William Cnty., VA Park Auth. RB, 6.88%, 10/15/2016	1,300,000	1,334,645
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.38%, 08/01/2020	2,485,000	2,713,049
Virginia Biotechnology Research Park Auth. Lease RB, Consolidated Laboratories
Proj., 5.13%, 09/01/2016	1,235,000	1,343,458
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A, 5.00%, 08/01/2009	3,000,000	3,275,430
Ser. A, 5.50%, 08/01/2013	3,335,000	3,755,910
Ser. A, 5.50%, 08/01/2015	2,000,000	2,241,540
Ser. A, 5.50%, 08/01/2016	2,000,000	2,185,840
Ser. A, 6.00%, 08/01/2009	1,000,000	1,149,270
Ser. B, 5.50%, 08/01/2014	515,000	574,431

		25,529,976

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.4%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington, Inc.
Proj., 5.38%, 01/01/2013, (Insd. by FSA)	$ 3,810,000	$4,113,466

SPECIAL TAX 1.4%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.50%, 10/01/2013	1,000,000	1,057,870
Ser. A, 5.50%, 10/01/2018	2,000,000	2,076,780
Ser. A, 5.50%, 10/01/2022	1,000,000	1,027,880

		4,162,530

TOBACCO REVENUE 1.9%
Tobacco Settlement Revenue Mgmt. Auth., SC RB, Ser. B, 6.00%, 05/15/2022	2,000,000	1,877,520
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	4,060,000	3,912,744

		5,790,264

TRANSPORTATION 3.8%
Chesapeake Bay, VA Dist. RB, Bridge & Tunnel Commission, 5.88%,
07/01/2010, (Insd. by FGIC)	2,890,000	3,052,851
Peninsula, VA Port Auth. RB, Port Facs. CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,095,620
Virginia Cmnwlth. Trans. Board RB:
Federal Hwy. Reimbursement, 5.50%, 10/01/2010	1,000,000	1,141,920
Northern VA Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	1,700,000	1,922,581
U.S. Route 58 Corridor Dev. Program, Ser. B, 5.50%, 05/15/2015	1,000,000	1,114,420
Virginia Port Auth. RB, 5.90%, 07/01/2016	750,000	799,395
Washington, DC, Metro. Area Transit Auth. RB, 6.00%, 07/01/2007, (Insd. by FGIC)	1,000,000	1,109,320

		11,236,107

WATER & SEWER 7.7%
Buena Vista, VA IDA Wtr. & Swr. Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	398,334
Chesterfield Cnty., VA Wtr. & Swr. RB, 6.38%, 11/01/2007	130,000	131,072
Fairfax Cnty., VA Swr. RB, 5.63%, 07/15/2011	2,605,000	2,829,942
Fairfax Cnty., VA Wtr. Auth. RB:
5.63%, 04/01/2017	1,640,000	1,860,055
6.00%, 04/01/2022	1,265,000	1,394,245
6.13%, 04/01/2016	1,545,000	1,814,124
Henrico Cnty., VA Wtr. & Swr. RB, 5.70%, 05/01/2008	285,000	291,686
Virginia Beach, VA Wtr. & Swr. RB, 5.75%, 08/01/2016	1,735,000	1,962,719
Virginia Resource Auth. Clean Wtr. RB, State Revolving Fund:
5.38%, 10/01/2022	675,000	736,115
5.50%, 10/01/2015	2,250,000	2,547,225
5.75%, 10/01/2019	180,000	204,653
5.88%, 10/01/2014	1,250,000	1,440,562
6.00%, 10/01/2016	3,965,000	4,586,038
Virginia Resource Auth. Infrastructure RB, Loan Bond Program:
Ser. A, 5.00%, 05/01/2016	1,290,000	1,386,634
Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,441,600

		23,025,004

Total Municipal Obligations (cost $275,955,484)		294,201,045

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund ## ø (cost $4,139,636)	4,139,636	$4,139,636

Total Investments (cost $280,095,120) 99.8%		298,340,681
Other Assets and Liabilities 0.2%		549,506

Net Assets 100.0%		$298,890,187

#	When-issued or delayed delivery security
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summaryof Abbreviations
AMBAC American Municipal Bond Assurance Corp.		IDA	Industrial Development Authority
BAN	Bond Anticipation Note	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	LOC	Letter of Credit
CDD	Community Development District	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	RB	Revenue Bond
FNMA	Federal National Mortgage Association	RHA	Residential Housing Association
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	VRDN	Variable Rate Demand Note
GO	General Obligation

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2004.

The following table shows the percent of total investments by geographic location as of August 31, 2004:

Virginia	86.8%
District of Columbia	5.2%
Mississippi	1.7%
U.S. Virgin Islands	1.4%
South Carolina	1.4%
Georgia	1.0%
Puerto Rico	0.7%
Maryland	0.5%
Non-state specific	1.3%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2004

The following table shows the percent of total investment by credit quality based on Moody's and Standard and Poor's ratings as of August 31, 2004 (unaudited):

AAA	34.4%
AA	41.4%
A	7.1%
BBB	5.1%
NR	12.0%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2004 (unaudited):

Less than 1 year	1.5%
1 to 3 year(s)	1.5%
3 to 5 years	7.2%
5 to 10 years	30.0%
10 to 20 years	48.2%
20 to 30 years	11.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2004

Assets
Investments in securities, at value (cost $280,095,120)	$298,340,681
Receivable for Fund shares sold	412,854
Interest receivable	3,565,752
Prepaid expenses and other assets	9,171

Total assets	302,328,458

Liabilities
Dividends payable	757,827
Payable for securities purchased	2,231,416
Payable for Fund shares redeemed	403,181
Advisory fee payable	3,428
Distribution Plan expenses payable	1,291
Due to other related parties	1,033
Accrued expenses and other liabilities	40,095

Total liabilities	3,438,271

Net assets	$298,890,187

Net assets represented by
Paid-in capital	$283,065,871
Overdistributed net investment income	(163,148)
Accumulated net realized losses on securities	(2,258,097)
Net unrealized gains on securities	18,245,561

Total net assets	$298,890,187

Net assets consists of
Class A	$71,898,326
Class B	21,835,730
Class C	4,020,619
Class I	201,135,512

Total net assets	$298,890,187

Shares outstanding
Class A	6,878,518
Class B	2,089,037
Class C	384,665
Class I	19,243,163

Net asset value per share
Class A	$10.45
Class A - Offering price (based on sales charge of 4.75%)	$10.97
Class B	$10.45
Class C	$10.45
Class I	$10.45

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended August 31, 2004

Investment income
Interest	$14,739,477

Expenses
Advisory fee	1,304,882
Distribution Plan expenses
Class A	220,538
Class B	249,641
Class C	49,797
Administrative services fee	310,482
Transfer agent fees	94,398
Trustees' fees and expenses	4,380
Printing and postage expenses	33,094
Custodian and accounting fees	88,413
Registration and filing fees	46,461
Professional fees	23,021
Other	31,085

Total expenses	2,456,192
Less: Expense reductions	(908)
Expense reimbursements	(1,802)

Net expenses	2,453,482

Net investment income	12,285,995

Net realized and unrealized gains or losses on securities
Net realized gains on securities	724,340
Net change in unrealized gains or losses on securities	3,611,141

Net realized and unrealized gains or losses on securities	4,335,481

Net increase in net assets resulting from operations	$16,621,476

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year EndedAugust 31,

	2004		2003

Operations
Net investment income		$ 12,285,995		$ 13,122,518
Net realized gains or losses on securities		724,340		(800,917)
Net change in unrealized gains or losses
on securities		3,611,141		(4,725,553)

Net increase in net assets resulting
from operations		16,621,476		7,596,048

Distributions to shareholders from
Net investment income
Class A		(2,818,455)		(3,207,785)
Class B		(781,162)		(826,647)
Class C		(155,891)		(123,096)
Class I		(8,561,552)		(8,993,334)

Total distributions to shareholders		(12,317,060)		(13,150,862)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	866,969	9,079,990	1,559,104	16,378,552
Class B	162,630	1,699,225	771,054	8,105,462
Class C	89,416	934,609	561,729	5,919,667
Class I	2,741,761	28,649,527	3,597,817	37,803,095

		40,363,351		68,206,776

Net asset value of shares issued in
reinvestment of distributions
Class A	179,288	1,873,144	207,873	2,183,352
Class B	51,752	540,835	55,387	581,645
Class C	8,408	87,925	8,140	85,518
Class I	19,478	203,828	21,051	220,865

		2,705,732		3,071,380

Automatic conversion of Class B shares
to Class A shares
Class A	68,849	710,548	34,382	363,097
Class B	(68,849)	(710,548)	(34,382)	(363,097)

		0		0

Payment for shares redeemed
Class A	(1,646,260)	(17,156,511)	(1,783,152)	(18,653,873)
Class B	(660,524)	(6,851,878)	(314,779)	(3,305,971)
Class C	(205,955)	(2,126,655)	(156,054)	(1,639,520)
Class I	(3,804,316)	(39,736,878)	(4,408,813)	(46,254,099)

		(65,871,922)		(69,853,463)

Net increase (decrease) in net assets
resulting from capital share transactions		(22,802,839)		1,424,693

Total decrease in net assets		(18,498,423)		(4,130,121)
Net assets
Beginning of period		317,388,610		321,518,731

End of period		$ 298,890,187		$ 317,388,610

Overdistributed net investment income		$ (163,148)		$ (150,181)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended August 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $1,802.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2004, EIS received $804 from the sale of Class A shares and $40,644 and $7,739 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $69,841,577 and $90,535,574, respectively, for the year ended August 31, 2004.

As of August 31, 2004, the aggregate cost of securities for federal income tax purposes was $280,128,030. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,404,729 and $192,078, respectively, with a net unrealized appreciation of $18,212,651.

As of August 31, 2004, the Fund had $2,225,187 in capital loss carryovers for federal income tax purposes with $2,126,625 expiring in 2009, $45,710 expiring in 2011 and $52,852 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 163,148	$ 18,212,651	$ 2,225,187

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2004	2003

Ordinary Income	$67,237	$50,472
Exempt-Interest Income	12,249,823	13,100,390

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended August 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

NOTES TO FINANCIAL STATEMENTS continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Virginia Municipal Bond Fund, a series of Evergreen Municipal Trust, as of August 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian. As to the securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Virginia Municipal Bond Fund, as of August 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
October 8, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.46% ..

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Other directorships: Trustee,	Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Phoenix Series Fund, Phoenix	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden & Company (executive recruitment
Trustee	business development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen
President	Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.
DOB: 6/20/1945
Term of office since: 2003

Carol Kosel4	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567754 rv1 10/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

(1) Applicable for annual reports only

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the X series of the Registrant's annual financial statements for the fiscal years ended August 31, 2003 and August 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$131,018	$141,620
Audit-related fees (1)	4,156	0

Audit and audit-related fees	135,174	141,620
Tax fees (2)	18,536	4,500
All other fees	0	0

Total fees	$153,710	$146,120

(1)	Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity.

(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 10/26/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 10/26/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 10/26/2004